TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Investments — 103.3% of net assets

Common Stocks — 55.3%

US Common Stocks — 20.2%

Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc.	6,844	$519,460
FedEx Corp. (a)	3,077	558,198
		1,077,658
Airlines — 1.0%
American Airlines Group, Inc.	102,534	3,256,480
Delta Air Lines, Inc.	248,599	12,840,138
Southwest Airlines Co.	14,997	778,494
Spirit Airlines, Inc. (b)	2,152	113,755
United Continental Holdings, Inc. (b)	94,488	7,538,253
		24,527,120
Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The)	6,909	125,398
Lear Corp. (a)	5,272	715,463
		840,861
Automobiles — 0.0%
Ford Motor Co.	22,630	198,691
General Motors Co.	4,015	148,957
Thor Industries, Inc.	1,163	72,536
		420,184
Beverages — 0.3%
Coca-Cola Co. (The)	2,425	113,635
Monster Beverage Corp. (b)	6,076	331,628
PepsiCo, Inc.	58,692	7,192,705
		7,637,968
Biotechnology — 0.4%
Alexion Pharmaceuticals, Inc. (b)	3,430	463,667
Alnylam Pharmaceuticals, Inc. (b)	3,045	284,555
Amgen, Inc.	4,445	844,461
Biogen, Inc. (b)	6,439	1,522,051
Celgene Corp. (a) (b)	3,447	325,190
Exelixis, Inc. (b)	81,168	1,931,798
Gilead Sciences, Inc. (a)	19,381	1,259,959
Incyte Corp. (a) (b)	2,879	247,623
Ionis Pharmaceuticals, Inc. (b)	8,290	672,899

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

United Therapeutics Corp. (a) (b)	7,399	$868,421
Vertex Pharmaceuticals, Inc. (b)	1,281	235,640
		8,656,264
Building Products — 0.0%
Masco Corp.	14,999	589,611
Owens Corning	668	31,476
USG Corp.	1,260	54,558
		675,645
Capital Markets — 0.1%
Ameriprise Financial, Inc.	4,348	556,979
BlackRock, Inc.	366	156,418
CME Group, Inc. (c)	123	20,243
Federated Investors, Inc., Class B	2,470	72,396
KKR & Co., Inc., Class A	8,833	207,487
Morgan Stanley	4,481	189,098
MSCI, Inc.	2,745	545,816
S&P Global, Inc.	4,815	1,013,798
Stifel Financial Corp.	1,566	82,622
T. Rowe Price Group, Inc.	4,073	407,789
		3,252,646
Chemicals — 0.2%
Cabot Corp.	1,768	73,602
Celanese Corp. (a)	5,768	568,783
DowDuPont, Inc.	3,627	193,355
Eastman Chemical Co. (a)	2,891	219,369
Huntsman Corp.	15,204	341,938
Ingevity Corp. (b)	277	29,254
LyondellBasell Industries NV, Class A (a)	19,773	1,662,514
Mosaic Co. (The)	5,203	142,094
Scotts Miracle-Gro Co. (The)	1,214	95,396
Sherwin-Williams Co. (The)	895	385,485
		3,711,790
Commercial Banks — 0.2%
Bank OZK	609	17,649
Citizens Financial Group, Inc.	30,313	985,172
Comerica, Inc.	6,974	511,334
Fifth Third Bancorp	13,747	346,699
Huntington Bancshares, Inc.	3,932	49,858
PNC Financial Services Group, Inc. (The)	4,265	523,145
SunTrust Banks, Inc.	2,233	132,305
Wells Fargo & Co. (a)	30,952	1,495,601
		4,061,763

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Commercial Services & Supplies — 0.0%
Clean Harbors, Inc. (b)	3,400	$243,202
Deluxe Corp.	3,942	172,344
Herman Miller, Inc.	1,868	65,716
HNI Corp.	647	23,480
MSA Safety, Inc.	1,571	162,441
Waste Management, Inc. (a)	3,569	370,855
		1,038,038
Communications Equipment — 0.2%
Arista Networks, Inc. (a) (b)	606	190,563
Ciena Corp. (a) (b)	12,440	464,509
Cisco Systems, Inc.	59,586	3,217,048
CommScope Holding Co., Inc. (b)	11,886	258,283
F5 Networks, Inc. (b)	1,620	254,227
Juniper Networks, Inc. (a)	24,026	635,968
		5,020,598
Computers & Peripherals — 0.3%
Apple, Inc. (a)	29,179	5,542,551
Dell Technologies, Inc., Class C (b)	236	13,851
Hewlett Packard Enterprise Co.	11,769	181,596
HP, Inc.	50,240	976,163
NetApp, Inc.	8,532	591,609
Seagate Technology plc	11,443	548,005
Western Digital Corp.	1,473	70,792
		7,924,567
Construction & Engineering — 0.0%
Fluor Corp.	748	27,526
NVR, Inc. (b)	166	459,322
Quanta Services, Inc.	11,460	432,501
Toll Brothers, Inc.	1,995	72,219
		991,568
Consumer Finance — 0.1%
Ally Financial, Inc.	20,087	552,192
American Express Co.	6,314	690,120
Capital One Financial Corp. (a)	6,701	547,405
FirstCash, Inc.	2,340	202,410
Synchrony Financial	27,519	877,856
		2,869,983
Containers & Packaging — 0.0%
Packaging Corp. of America	3,012	299,332
Sealed Air Corp.	3,543	163,191

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

WestRock Co.	1,506	$57,755
		520,278
Diversified Consumer Services — 0.0%
Sotheby's (b)	2,920	110,230
Weight Watchers International, Inc. (a) (b)	33,918	683,448
		793,678
Diversified Financial Services — 0.7%
Bank of America Corp.	221,854	6,120,952
Citigroup, Inc.	85,993	5,350,485
Jefferies Financial Group, Inc.	11,615	218,246
JPMorgan Chase & Co. (a)	48,331	4,892,547
Moody's Corp. (a)	1,193	216,040
Tortoise Acquisition Corp. - Unit (b)	128,669	1,285,403
		18,083,673
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	5,806	182,076
CenturyLink, Inc.	10,674	127,981
Verizon Communications, Inc.	21,106	1,247,998
		1,558,055
Electric Utilities — 0.1%
American Electric Power Co., Inc.	315	26,381
Exelon Corp. (a)	57,598	2,887,388
IDACORP, Inc.	2,151	214,110
Pinnacle West Capital Corp.	2,429	232,164
		3,360,043
Electrical Equipment — 0.0% AMETEK, Inc.	4,971	412,444
Eaton Corp. plc (a)	1,451	116,893
GrafTech International, Ltd.	5,494	70,268
		599,605
Electronic Equipment, Instruments & Components — 0.1%
Avnet, Inc.	1,852	80,321
CDW Corp.	10,809	1,041,663
Coherent, Inc. (b)	510	72,277
Corning, Inc.	2,159	71,463
Keysight Technologies, Inc. (a) (b)	4,794	418,037
Tech Data Corp. (b)	3,711	380,044
		2,063,805

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Energy Equipment & Services — 0.0%
Halliburton Co.	913	$26,751
McDermott International, Inc. (b)	2,903	21,598
Nabors Industries, Ltd.	16,012	55,081
Patterson-UTI Energy, Inc.	11,160	156,463
RPC, Inc.	6,318	72,089
		331,982
Food & Beverage — 0.2%
Curtiss-Wright Corp.	1,633	185,084
Huntington Ingalls Industries, Inc. (a)	4,141	858,015
L3 Technologies, Inc. (a)	395	81,516
Lockheed Martin Corp.	3,000	900,480
Raytheon Co.	6,042	1,100,128
Spirit AeroSystems Holdings, Inc., Class A	12,176	1,114,469
		4,239,692
Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	6,070	1,469,790
Kroger Co. (The)	40,172	988,231
Sysco Corp.	7,613	508,244
Walmart, Inc. (a)	20,263	1,976,250
		4,942,515
Food Products — 0.3%
Archer-Daniels-Midland Co.	15,205	655,792
Hershey Co. (The)	3,289	377,676
Lamb Weston Holdings, Inc.	2,172	162,770
McCormick & Co., Inc.	32,902	4,956,028
Pilgrim's Pride Corp. (b)	5,869	130,820
Tyson Foods, Inc., Class A	23,341	1,620,565
		7,903,651
Health Care Equipment & Supplies — 1.0%
ABIOMED, Inc. (b)	1,750	499,783
Align Technology, Inc. (b)	1,608	457,203
Baxter International, Inc. (a)	17,949	1,459,433
Boston Scientific Corp. (b)	1,038	39,839
Danaher Corp.	10,613	1,401,128
DexCom, Inc. (b)	21,074	2,509,913
Globus Medical, Inc., Class A (b)	1,157	57,167
Haemonetics Corp. (b)	10,851	949,246
IDEXX Laboratories, Inc. (b)	36,871	8,244,356
Inogen, Inc. (b)	2,790	266,082
Intuitive Surgical, Inc. (a) (b)	991	565,445
Masimo Corp. (b)	1,882	260,243
NuVasive, Inc. (b)	4,851	275,488

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Stryker Corp.	41,016	$8,101,480
		25,086,806
Health Care Providers & Services — 0.2%
Anthem, Inc.	1,840	528,043
Brookdale Senior Living, Inc. (b)	2,612	17,187
Cardinal Health, Inc. (a)	14,807	712,957
Centene Corp. (b)	10,447	554,736
HCA Healthcare, Inc.	3,409	444,466
Humana, Inc. (a)	7,325	1,948,450
McKesson Corp. (a)	12,655	1,481,394
UnitedHealth Group, Inc.	1,720	425,287
		6,112,520
Health Care Technology — 0.0%
Cerner Corp. (b)	2,781	159,101
Veeva Systems, Inc., Class A (a) (b)	2,948	373,983
		533,084
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Corp. (b)	14,687	127,630
Carnival Corp.	1,884	95,556
Chipotle Mexican Grill, Inc. (b)	25	17,758
International Game Technology plc	1,018	13,224
Las Vegas Sands Corp. (a)	12,722	775,533
Marriott International, Inc., Class A	47,218	5,906,500
Marriott Vacations Worldwide Corp.	470	43,945
MGM Resorts International	23,032	591,001
Norwegian Cruise Line Holdings, Ltd. (b)	7,334	403,077
Papa John's International, Inc.	2,308	122,208
Starbucks Corp.	10,909	810,975
Yum! Brands, Inc.	6,600	658,746
		9,566,153
Household Durables — 0.0%
Mohawk Industries, Inc. (b)	1,287	162,355
TopBuild Corp. (b)	594	38,503
Whirlpool Corp.	292	38,804
		239,662
Household Products — 0.1%
Colgate-Palmolive Co.	3,021	207,059
Kimberly-Clark Corp.	866	107,298
Procter & Gamble Co. (The) (a)	12,966	1,349,112
Tupperware Brands Corp.	3,329	85,156
		1,748,625

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)	27,796	$502,552
NRG Energy, Inc.	1,448	61,511
		564,063
Industrial Conglomerates — 0.4%
3M Co.	35,287	7,331,933
General Electric Co.	180,711	1,805,303
Honeywell International, Inc.	6,859	1,090,032
		10,227,268
Insurance — 0.4%
Aflac, Inc. (a)	33,790	1,689,500
Allstate Corp. (The) (a)	9,142	860,994
American International Group, Inc.	16,926	728,834
Athene Holding, Ltd., Class A (b)	621	25,337
Berkshire Hathaway, Inc., Class B (a) (b)	13,871	2,786,545
Everest Re Group, Ltd. (Bermuda)	613	132,383
Fidelity National Financial, Inc.	18,346	670,546
Hanover Insurance Group, Inc. (The)	393	44,869
Hartford Financial Services Group, Inc. (The)	20,780	1,033,182
Lincoln National Corp.	6,153	361,181
Loews Corp.	2,199	105,398
Markel Corp. (b)	223	222,161
MBIA, Inc. (b)	44,768	426,191
Prudential Financial, Inc.	4,679	429,906
Reinsurance Group of America, Inc.	3,513	498,776
Travelers Companies, Inc. (The) (a)	3,642	499,537
Unum Group (a)	464	15,697
		10,531,037
Internet & Catalog Retail — 1.1%
Amazon.com, Inc. (a) (b)	8,087	14,400,925
Booking Holdings, Inc. (b)	1,448	2,526,630
Expedia Group, Inc.	2,733	325,227
Liberty Expedia Holdings, Inc., Class A (b)	634	27,135
Liberty TripAdvisor Holdings, Inc., Class A (b)	3,757	53,312
Netflix, Inc. (b)	23,129	8,246,876
Qurate Retail, Inc. (b)	18,485	295,390
TripAdvisor, Inc. (a) (b)	10,713	551,184
		26,426,679
Internet Software & Services — 1.4%
Akamai Technologies, Inc. (b)	6,259	448,833
Alphabet, Inc., Class A (a) (b)	5,614	6,607,060
Alphabet, Inc., Class C (a) (b)	4,641	5,445,332
Altaba, Inc. (b)	4,085	302,780

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

eBay, Inc. (a)	32,746	$1,216,186
Facebook, Inc., Class A (a) (b)	95,738	15,958,567
GrubHub, Inc. (b)	25,714	1,786,352
IAC/InterActiveCorp (a) (b)	4,652	977,432
Match Group, Inc. (a)	255	14,436
Twitter, Inc. (b)	3,245	106,696
VeriSign, Inc. (b)	3,416	620,209
Yelp, Inc. (b)	6,233	215,038
		33,698,921
IT Services — 1.5%
Alliance Data Systems Corp.	508	88,890
Amdocs, Ltd.	618	33,440
Automatic Data Processing, Inc.	43,561	6,958,434
Broadridge Financial Solutions, Inc.	7,351	762,225
Cognizant Technology Solutions Corp., Class A	25,432	1,842,548
Conduent, Inc. (b)	25,907	358,294
CoreLogic, Inc. (b)	4,620	172,141
DXC Technology Co. (a)	13,822	888,893
EPAM Systems, Inc. (b)	5,760	974,189
First Data Corp., Class A (b)	4,329	113,723
Gartner, Inc. (b)	1,993	302,298
Hackett Group, Inc. (The)	13,019	205,700
International Business Machines Corp. (IBM) (a)	14,458	2,040,024
Mastercard, Inc., Class A	4,102	965,816
MAXIMUS, Inc.	3,027	214,856
PayPal Holdings, Inc. (b)	46,397	4,817,865
Perspecta, Inc.	1,344	27,176
Sabre Corp.	9,280	198,499
Science Applications International Corp.	6,371	490,248
Twilio, Inc., Class A (b)	47,253	6,104,143
Visa, Inc., Class A	56,625	8,844,259
		36,403,661
Leisure Equipment & Products — 0.0%
Brunswick Corp.	7,657	385,377
Vista Outdoor, Inc. (b)	6,355	50,903
		436,280
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. (a)	15,093	1,213,175
AquaVenture Holdings, Ltd. (b)	3,455	66,854
Bio-Rad Laboratories, Inc., Class A (b)	1,175	359,174
Bruker Corp.	4,201	161,486
Charles River Laboratories International, Inc. (b)	1,196	173,719
Illumina, Inc. (b)	703	218,415
IQVIA Holdings, Inc. (b)	950	136,658
Mettler-Toledo International, Inc. (b)	330	238,590
PRA Health Sciences, Inc. (b)	581	64,079

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Waters Corp. (b)	35,705	$8,987,306
		11,619,456
Machinery — 0.1%
Caterpillar, Inc.	1,398	189,415
Cummins, Inc. (a)	6,199	978,636
Gardner Denver Holdings, Inc. (b)	1,006	27,977
Graco, Inc.	3,266	161,732
ITT, Inc.	2,238	129,804
Oshkosh Corp. (a)	2,095	157,397
PACCAR, Inc.	8,837	602,153
Wabtec Corp.	145	10,690
Welbilt, Inc. (b)	13,632	223,292
		2,481,096
Marine — 0.0%
Scorpio Bulkers, Inc.	12,883	49,471

Media — 0.3%
Altice USA, Inc., Class A	2,535	54,452
AMC Networks, Inc., Class A (b)	636	36,099
CBS Corp., Class B	22,070	1,048,987
Charter Communications, Inc., Class A (b)	332	115,174
Comcast Corp., Class A	43,213	1,727,656
Discovery, Inc., Series A (b)	3,640	98,353
Fox Corp., Class A (b)	1,805	66,262
Fox Corp., Class B (b)	809	29,027
GCI Liberty, Inc., Class A (b)	867	48,214
Iheartmedia, Inc. (b)	9,430	10,090
Liberty Broadband Corp., Class A (b)	84	7,698
Liberty Broadband Corp., Class C (b)	951	87,245
Liberty Media Corp-Liberty Braves, Class A (b)	61	1,704
Liberty Media Corp-Liberty Braves, Class C (b)	167	4,638
Liberty Media Corp-Liberty Formula One, Class A (b)	691	23,522
Liberty Media Corp-Liberty Formula One, Class C (b)	749	26,252
Liberty Media Corp-Liberty SiriusXM, Class A (b)	3,193	121,909
Liberty Media Corp-Liberty SiriusXM, Class C (b)	3,947	150,933
Lions Gate Entertainment Corp., Class B	335	5,058
TEGNA, Inc.	48,760	687,516
Tribune Publishing Co. (b)	504	5,942
Viacom, Inc., Class B	20,977	588,824
Walt Disney Co. (The)	10,942	1,214,871
		6,160,426
Metals & Mining — 0.1%
Alcoa Corp. (b)	4,932	138,885
Allegheny Technologies, Inc. (b)	20,711	529,580
Freeport-McMoRan, Inc.	11,544	148,802

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Nucor Corp.	750	$43,763
Reliance Steel & Aluminum Co. (a)	5,717	516,016
Southern Copper Corp. (Peru)	3,633	144,158
Steel Dynamics, Inc.	25,325	893,213
Warrior Met Coal, Inc.	1,891	57,486
		2,471,903
Multi-Utilities — 0.1%
Ameren Corp.	5,817	427,840
Black Hills Corp.	6,815	504,787
CenterPoint Energy, Inc.	21,747	667,633
Consolidated Edison, Inc.	787	66,745
DTE Energy Co.	2,242	279,667
NorthWestern Corp.	6,032	424,713
OGE Energy Corp.	1,314	56,660
Public Service Enterprise Group, Inc.	3,077	182,805
UGI Corp.	1,723	95,489
		2,706,339
Multiline Retail — 0.1%
Dollar General Corp.	2,468	294,433
Kohl's Corp.	4,048	278,381
Macy's, Inc.	23,009	552,906
Target Corp.	9,747	782,294
		1,908,014
Office Electronics — 0.0%
Zebra Technologies Corp., Class A (b)	2,518	527,597

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp. (a)	131,272	5,970,250
Apache Corp.	1,056	36,601
Cabot Oil & Gas Corp. (a)	227,411	5,935,427
Carrizo Oil & Gas, Inc. (a) (b)	163,017	2,032,822
Centennial Resource Development, Inc., Class A (b)	1,823	16,024
Cheniere Energy, Inc. (a) (b)	26,809	1,832,663
Chevron Corp. (a)	48,368	5,957,970
Cimarex Energy Co. (a)	70,545	4,931,095
Cloud Peak Energy, Inc. (b)	313,225	32,889
ConocoPhillips (a)	71,463	4,769,441
Continental Resources, Inc. (a) (b)	119,692	5,358,611
Devon Energy Corp. (a)	92,435	2,917,249
Diamondback Energy, Inc. (a)	48,127	4,886,334
EQT Corp. (a)	177,417	3,679,629
Equitrans Midstream Corp. (b)	86,548	1,885,015
Exxon Mobil Corp.	15,042	1,215,394
Goodrich Petroleum Corp. (b)	46,807	636,575
HollyFrontier Corp.	23,991	1,182,037
International Seaways, Inc. (b)	4,703	80,609

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Jagged Peak Energy, Inc. (a) (b)	396,214	$4,148,361
Marathon Oil Corp.	10,587	176,909
Marathon Petroleum Corp. (a)	26,838	1,606,254
Oasis Petroleum, Inc. (b)	76,637	462,887
ONEOK, Inc. (a)	26,552	1,854,392
PBF Energy, Inc., Class A	6,181	192,476
PDC Energy, Inc. (a) (b)	37,752	1,535,751
Peabody Energy Corp.	15,566	440,985
Phillips 66	17,207	1,637,590
Pioneer Natural Resources Co.	882	134,311
Plains GP Holdings LP, Class A (b)	212,655	5,299,363
Range Resources Corp. (a)	534,141	6,003,745
SM Energy Co.	1,490	26,060
Southwestern Energy Co. (b)	43,097	202,125
SRC Energy, Inc. (b)	519,881	2,661,791
Targa Resources Corp. (a)	40,267	1,673,094
Valero Energy Corp.	17,606	1,493,517
Whiting Petroleum Corp. (b)	6,065	158,539
World Fuel Services Corp.	18,964	547,870
WPX Energy, Inc. (a) (b)	393,955	5,164,750
		88,777,405
Paper & Forest Products — 0.0%
International Paper Co.	2,738	126,687
Louisiana-Pacific Corp.	3,026	73,774
		200,461
Personal Products — 0.2%
Coty, Inc., Class A	2,179	25,058
Estee Lauder Companies, Inc. (The), Class A	22,586	3,739,112
Nu Skin Enterprises, Inc., Class A	2,996	143,389
		3,907,559
Pharmaceuticals — 0.5%
AbbVie, Inc.	14,080	1,134,707
Allergan plc	1,635	239,380
Bristol-Myers Squibb Co.	32,373	1,544,516
Eli Lilly & Co.	829	107,571
Johnson & Johnson	25,179	3,519,773
Merck & Co., Inc. (a)	34,066	2,833,269
Mylan NV (b)	1,999	56,652
Pfizer, Inc. (a)	74,945	3,182,914
Walgreens Boots Alliance, Inc.	857	54,222
Zoetis, Inc.	4,553	458,351
		13,131,355
Professional Services — 0.1%
H&R Block, Inc.	9,359	224,055

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Insperity, Inc.	2,440	$301,730
ManpowerGroup, Inc. (a)	3,309	273,621
Robert Half International, Inc.	14,900	970,884
Verisk Analytics, Inc.	830	110,390
		1,880,680
Real Estate — 0.1%
CBRE Group, Inc., Class A (b)	37,198	1,839,441

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp. (a)	2,903	572,065
Apartment Investment & Management Co., Class A	3,935	197,891
AvalonBay Communities, Inc.	156	31,314
Boston Properties, Inc. (a)	822	110,049
Brixmor Property Group, Inc.	3,284	60,327
Crown Castle International Corp.	1,511	193,408
Equinix, Inc.	64	29,002
Equity Residential	3,281	247,125
Host Hotels & Resorts, Inc.	5,153	97,392
Outfront Media, Inc.	4,512	105,581
Prologis, Inc. (a)	6,382	459,185
Public Storage	2,672	581,908
SBA Communications Corp. (b)	2,732	545,471
Simon Property Group, Inc.	2,627	478,666
SL Green Realty Corp.	2,496	224,440
Ventas, Inc.	2,086	133,108
VICI Properties, Inc.	2,295	50,215
		4,117,147
Road & Rail — 0.1%
Avis Budget Group, Inc. (b)	2,051	71,498
CSX Corp. (a)	1,646	123,154
Hertz Global Holdings, Inc. (b)	683	11,864
Kansas City Southern	1,644	190,671
Norfolk Southern Corp. (a)	3,748	700,464
Union Pacific Corp.	6,248	1,044,665
		2,142,316
Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc.	83,926	3,328,505
Boeing Co. (The) (a)	4,856	1,852,176
Broadcom, Inc.	456	137,124
Cirrus Logic, Inc. (b)	1,335	56,163
Intel Corp. (a)	37,626	2,020,516
KLA-Tencor Corp.	5,237	625,350
Lam Research Corp.	2,672	478,315
Micron Technology, Inc. (a) (b)	102,742	4,246,327
Skyworks Solutions, Inc.	8,009	660,582
Texas Instruments, Inc.	33,253	3,527,146

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Veeco Instruments, Inc. (b)	5,222	$56,606
Xilinx, Inc.	2,815	356,914
		17,345,724
Software — 1.6%
Activision Blizzard, Inc. (a)	13,251	603,318
Adobe, Inc. (a) (b)	8,216	2,189,482
ANSYS, Inc. (b)	1,621	296,173
Aspen Technology, Inc. (b)	3,964	413,287
Autodesk, Inc. (a) (b)	1,656	258,038
Cadence Design Systems, Inc. (b)	15,710	997,742
Citrix Systems, Inc.	5,561	554,209
Electronic Arts, Inc. (b)	12,477	1,268,037
FireEye, Inc. (b)	10,928	183,481
Fortinet, Inc. (b)	9,498	797,547
Guidewire Software, Inc. (b)	3,223	313,147
Intuit, Inc.	31,911	8,341,854
Manhattan Associates, Inc. (b)	2,578	142,074
Microsoft Corp. (a)	168,150	19,831,611
Oracle Corp. (a)	28,065	1,507,371
Red Hat, Inc. (a) (b)	885	161,689
Splunk, Inc. (b)	983	122,482
Symantec Corp.	52,565	1,208,469
Synopsys, Inc. (b)	411	47,327
VMware, Inc., Class A	352	63,540
Zendesk, Inc. (b)	216	18,360
Zynga, Inc., Class A (b)	114,042	607,844
		39,927,082
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	704	120,053
American Eagle Outfitters, Inc.	22,737	504,079
AutoZone, Inc. (b)	604	618,568
Bed Bath & Beyond, Inc.	23,646	401,746
Best Buy Co., Inc.	16,074	1,142,218
Foot Locker, Inc.	23,531	1,425,979
Gap, Inc. (The)	16,537	432,939
Home Depot, Inc. (The)	1,077	206,666
Lowe's Cos, Inc. (a)	5,757	630,219
Michaels Companies, Inc. (The) (b)	8,677	99,091
Ross Stores, Inc. (a)	6,023	560,741
Sally Beauty Holdings, Inc. (b)	11,300	208,033
TJX Companies, Inc. (The) (a)	19,200	1,021,632
Tractor Supply Co.	7,251	708,858
Urban Outfitters, Inc. (a) (b)	16,370	485,207
		8,566,029
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. (a) (b)	7,408	1,088,902
Hanesbrands, Inc.	11,006	196,787
Lululemon Athletica, Inc. (Canada) (b)	7,200	1,179,864

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Nike, Inc., Class B	11,751	$989,552
Ralph Lauren Corp.	4,869	631,412
Skechers U.S.A., Inc., Class A (a) (b)	10,493	352,670
		4,439,187
Thrifts & Mortgage Finance — 0.0%
Fannie Mae (b)	5,834	16,335

Tobacco — 0.3%
Altria Group, Inc.	3,897	223,805
Philip Morris International, Inc.	77,195	6,823,266
		7,047,071
Trading Companies & Distributors — 0.1%
NOW, Inc. (b)	10,317	144,025
W.W. Grainger, Inc.	1,949	586,513
WESCO International, Inc. (b)	9,496	503,383
		1,233,921
Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc. (b)	3,910	270,181
United States Cellular Corp. (b)	445	20,430
		290,611
Total US Common Stocks (Cost $434,893,592)		501,465,015

Foreign Common Stocks — 35.1%

Australia — 1.1%
AGL Energy, Ltd.	10,498	162,333
Alumina, Ltd.	180,282	311,914
Ansell, Ltd.	7,184	129,834
Atlassian Corp. plc, Class A (b)	69,624	7,825,041
Australia & New Zealand Banking Group, Ltd.	9,480	176,062
BHP Group plc	175,781	4,246,895
BHP Group, Ltd.	14,362	392,435
BlueScope Steel, Ltd.	88,484	879,450
Brambles, Ltd.	7,418	62,126
Caltex Australia, Ltd.	21,544	401,517
CIMIC Group, Ltd.	11,521	395,491
Coles Group, Ltd. (b)	8,384	70,566
Crown Resorts, Ltd.	3,701	30,310
Dexus - REIT	4,265	38,569
Flight Centre Travel Group, Ltd.	2,450	73,360
Fortescue Metals Group, Ltd.	22,412	113,407
Goodman Group - REIT	9,892	93,704
Iluka Resources, Ltd.	61,429	394,079

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Kogan.com, Ltd.	47,625	$120,055
Lend Lease Group	30,801	271,347
Mirvac Group - REIT	51,921	101,175
Newcrest Mining, Ltd.	403,302	7,287,217
Orica, Ltd.	14,537	182,596
Origin Energy, Ltd.	59,535	305,899
Qantas Airways, Ltd.	228,417	919,065
QBE Insurance Group, Ltd.	5,293	46,203
Santos, Ltd.	50,461	245,882
Scentre Group - REIT	54,471	159,335
South32, Ltd. - ASX Shares	315,313	836,851
Stockland - REIT	65,162	178,336
TPG Telecom, Ltd.	1,833	9,076
Woodside Petroleum, Ltd.	22,355	551,354
		27,011,484
Austria — 0.0%
Erste Group Bank AG	2,839	104,349
Immofinanz AG (b)	29,826	740,586
		844,935
Belgium — 0.0%
Ageas (a)	5,876	283,482
Greenyard NV	2,327	8,722
KBC Group NV (a)	1,657	115,875
UCB SA	7,281	625,574
		1,033,653
Bermuda — 0.1%
Assured Guaranty, Ltd.	24,230	1,076,539
DHT Holdings, Inc.	38,429	171,393
Golar LNG, Ltd.	3,792	79,973
Liberty Latin America, Ltd., Class A (b)	3,408	65,911
Liberty Latin America, Ltd., Class C (b)	4,505	87,622
Signet Jewelers, Ltd.	2,447	66,461
		1,547,899
Brazil — 0.3%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	88,100	349,893
Centrais Eletricas Brasileiras SA (b)	263,300	2,467,334
Cia Siderurgica Nacional SA (b)	29,259	121,435
Construtora Tenda SA	74,440	320,929
Direcional Engenharia SA	68,510	151,706
EDP - Energias do Brasil SA	141,920	615,475
Localiza Rent a Car SA	9,757	82,385
LOG Commercial Properties e Participacoes SA (b)	1,248	5,412
MRV Engenharia e Participacoes SA	202,358	723,049
Odontoprev SA	25,595	107,208
Petroleo Brasileiro SA	30,003	238,700
Petroleo Brasileiro SA - ADR	19,653	312,876

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of
	Shares	Value

Porto Seguro SA	8,082	$111,115
SLC Agricola SA	38,903	407,973
Sul America SA (UNIT)	84,531	643,371
Tupy SA	20,997	97,173
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6,441	31,717
WEG SA	19,912	91,541
		6,879,292
Canada — 2.5%
Aimia, Inc. (b)	5,808	17,037
Air Canada (b)	5,801	139,821
Altius Minerals Corp.	7,100	68,006
Bear Creek Mining Corp. (b)	478,091	515,173
Cameco Corp.	538,614	6,350,259
Cameco Corp. - TSX Shares	5,192	61,192
Canadian Natural Resources, Ltd. - NYSE Shares (a)	112,333	3,084,145
Centerra Gold, Inc. (b)	691,721	3,628,514
Cobalt 27 Capital Corp. (b)	70,038	221,694
Crescent Point Energy Corp.	465,711	1,508,982
Denison Mines Corp. (b)	2,066,459	1,051,515
Dundee Corp., Class A (b)	405,126	348,632
Encana Corp. - NYSE Shares	4,254	30,799
Fairfax Financial Holdings, Ltd.	558	258,467
Fairfax India Holdings Corp. (b) (d)	9,794	137,116
First Quantum Minerals, Ltd.	5,674	64,325
Fission Uranium Corp. (b)	1,698,000	648,019
Imperial Oil, Ltd.	4,893	133,570
International Tower Hill Mines, Ltd. (b)	507,456	269,764
Ivanhoe Mines, Ltd., Class A (b)	499,663	1,196,484
Kinross Gold Corp. - TSX Shares (b)	10,374	35,710
Lundin Gold, Inc. (b)	450,669	1,736,780
Magna International, Inc.	2,988	145,486
MEG Energy Corp. (b)	1,034,828	3,949,282
Mountain Province Diamonds, Inc.	24,121	21,118
New Gold, Inc. (b)	1,496,434	1,288,430
NexGen Energy, Ltd. (b)	1,354,058	2,188,622
Northern Dynasty Minerals, Ltd. (b)	1,251,110	739,609
NOVAGOLD Resources, Inc. (b)	275,008	1,146,783
Onex Corp.	1,129	63,684
Pan American Silver Corp.	92,443	1,221,644
Pipestone Energy Corp. (b)	336,917	511,798
PrairieSky Royalty, Ltd.	132	1,778
Rogers Communications, Inc., Class B	10,243	550,877
Seabridge Gold, Inc. (b)	133,611	1,660,702
Shopify, Inc., Class A (b)	44,994	9,296,660
Sprott, Inc.	1,583,717	3,590,873
Suncor Energy, Inc. (a)	108,787	3,525,697
Teck Resources, Ltd., Class B	8,094	187,276
Turquoise Hill Resources, Ltd. (b)	2,886,884	4,792,227
Uranium Participation Corp. (b)	970,249	3,238,157
Wheaton Precious Metals Corp.	149,316	3,556,707
		63,183,414

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Chile — 0.1%
Antofagasta plc	84,803	$1,072,881
CAP SA	32,817	389,654
		1,462,535
China — 8.9%
58.com, Inc. - ADR (b)	1,380	90,638
Agricultural Bank of China, Ltd., Class H	95,102	43,852
Alibaba Group Holding, Ltd. - ADR (b)	7,415	1,352,867
Aluminum Corp. of China, Ltd., Class H (b)	63,415	23,343
Anhui Conch Cement Co., Ltd., Class A	663,299	3,774,919
Anhui Conch Cement Co., Ltd., Class H	58,437	356,917
Asia Cement China Holdings Corp.	118,118	116,297
AVIC Helicopter Co., Ltd., Class A	225,300	1,569,282
Baidu, Inc. - SPADR (b)	996	164,191
Beijing Capital Land, Ltd., Class H	575,049	219,753
Beijing North Star Co., Ltd., Class H	265,513	89,961
Bilibili, Inc. - SPADR (b)	331,732	6,286,321
Changgang Dunxin Enterprise Co., Ltd. (b) (c) (e)	4,640,000	76,841
Changyou.com, Ltd. - ADR	20,239	346,087
Cheetah Mobile, Inc. - ADR (b)	19,000	121,980
China Aerospace Times Electronics Co., Ltd., Class A (b)	1,408,000	1,508,884
China Aircraft Leasing Group Holdings, Ltd.	106,219	124,615
China Construction Bank Corp., Class A	6,763,800	6,992,398
China Construction Bank Corp., Class H	153,547	131,627
China International Travel Service Corp., Ltd., Class A	132,528	1,383,533
China Jushi Co., Ltd., Class A	760,316	1,212,096
China Medical System Holdings, Ltd.	664,000	645,102
China Merchants Bank Co., Ltd., Class A	986,410	4,977,579
China Oriental Group Co., Ltd.	194,000	121,825
China Pacific Insurance Group Co., Ltd., Class A	796,987	4,058,645
China Pacific Insurance Group Co., Ltd., Class H	1,889,400	7,412,322
China Petroleum & Chemical Corp., Class A	6,059,258	5,182,087
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	34,000	146,111
China Sanjiang Fine Chemicals Co., Ltd.	280,933	77,297
China Telecom Corp., Ltd., Class H	1,852,000	1,028,566
CNHTC Jinan Truck Co., Ltd., Class A	182,399	486,859
Ctrip.com International, Ltd. - ADR (b)	1,482	64,749
Daqin Railway Co., Ltd., Class A	3,682,691	4,572,549
Focus Media Information Technology Co., Ltd., Class A	697,776	652,047
Fufeng Group, Ltd. (b)	595,000	312,460
Grandblue Environment Co., Ltd., Class A	1,576,956	4,047,978
Gree Electric Appliances, Inc. of Zhuhai, Class A	710,213	5,009,511
Guangshen Railway Co., Ltd., Class H	5,020,000	1,980,065
Guangzhou Baiyun International Airport Co., Ltd., Class A	1,267,234	2,791,877
Hexindai, Inc. - ADR	56,404	188,389
Hisense Home Appliances Group Co., Ltd., Class A	38,500	77,343
Hongfa Technology Co., Ltd., Class A	449,800	1,836,452
Huadong Medicine Co., Ltd., Class A	732,152	3,568,100
Huaxin Cement Co., Ltd., Class B	276,946	561,854
Huayu Automotive Systems Co., Ltd., Class A	787,012	2,389,549

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Industrial & Commercial Bank of China, Ltd., Class H	6,424,000	$4,705,008
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,409,211	6,113,709
JD.com, Inc. - ADR (b)	19,700	593,955
Jiangsu Hengrui Medicine Co., Ltd., Class A	338,223	3,303,524
Jiangxi Wannianqing Cement Co., Ltd., Class A	60,900	140,243
Kpc Pharmaceuticals, Inc., Class A (b)	111,793	174,838
Kweichow Moutai Co., Ltd., Class A	44,609	5,693,218
Lonking Holdings, Ltd.	1,498,344	484,732
Luthai Textile Co., Ltd., Class B	16,189	19,297
Meituan Dianping, Class B (b)	387,921	2,618,792
Midea Group Co., Ltd., Class A	416,543	3,027,308
Minth Group, Ltd.	1,518,000	4,785,239
NetEase, Inc. - ADR	1,356	327,406
Noah Holdings, Ltd. - ADR (b)	2,552	123,670
NVC Lighting Holding, Ltd.	6,103,000	481,981
Pinduoduo, Inc. - ADR (b)	208,487	5,170,478
Ping An Insurance Group Co. of China, Ltd., Class A	591,860	6,795,271
Ping An Insurance Group Co. of China, Ltd., Class H	1,497,000	16,761,050
Poly Developments and Holdings Group Co., Ltd., Class A	2,032,669	4,314,551
Powerlong Real Estate Holdings, Ltd.	369,545	193,462
Qingdao Haier Co., Ltd., Class A	3,097,251	7,912,276
Sany Heavy Industry Co., Ltd., Class A	1,708,788	3,263,440
SDIC Power Holdings Co., Ltd., Class A	3,153,799	3,897,164
Shanghai Haohai Biological Technology Co., Ltd., Class H (d)	23,625	150,569
Shanghai International Airport Co., Ltd., Class A	192,118	1,778,680
Shengyi Technology Co., Ltd., Class A	595,231	1,173,950
Shenzhen Expressway Co., Ltd., Class A	746,084	1,172,648
Shenzhou International Group Holdings, Ltd.	112,500	1,507,472
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	1,908,035	8,229,551
Sinotruk Hong Kong, Ltd.	313,460	667,946
Spring Airlines Co., Ltd., Class A	337,924	2,042,125
TAL Education Group - ADR (b)	214,552	7,741,036
Tasly Pharmaceutical Group Co., Ltd., Class A	1,254,543	4,211,650
Tencent Holdings, Ltd.	308,110	14,167,383
Tianneng Power International, Ltd.	232,371	209,251
Tingyi Cayman Islands Holding Corp.	175,056	288,536
Tsingtao Brewery Co., Ltd., Class H	14,600	68,898
Vipshop Holdings, Ltd. - ADR (b)	17,824	143,127
Weibo Corp. - SPADR (b)	87,400	5,417,926
Wens Foodstuffs Group Co., Ltd., Class A	127,740	772,112
Xinyuan Real Estate Co., Ltd. - ADR	31,717	154,462
XTEP International Holdings, Ltd.	330,785	236,379
Yangzijiang Shipbuilding Holdings, Ltd.	1,166,800	1,296,390
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (d)	34,200	148,118
Yuan Longping High-tech Agriculture Co., Ltd., Class A	619,530	1,500,238
YY, Inc. - ADR (b)	8,400	705,684
Zhuzhou Kibing Group Co., Ltd., Class A	299,595	199,724
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	450,565	300,559
ZTO Express Cayman, Inc. - ADR	348,494	6,370,470
		219,731,214

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Colombia — 0.0%
Frontera Energy Corp.	17,820	$151,084

Cyprus — 0.0%
Global Ports Investments plc - GDR (b) (f)	49,180	112,129
Hellenic Bank plc (b)	45,512	40,332
TCS Group Holding plc - GDR (f)	36,096	640,486
		792,947
Denmark — 0.6%
AP Moller - Maersk A/S, Class B	262	332,709
Bang & Olufsen A/S (b)	8,172	73,618
Carlsberg A/S, Class B	1,146	143,200
Coloplast A/S, Class B	34,165	3,749,473
Danske Bank A/S	4,869	85,517
GN Store Nord A/S (a)	13,919	646,580
H Lundbeck A/S (a)	10,363	448,697
Jyske Bank A/S	832	32,164
Novo Nordisk A/S, Class B (a)	139,755	7,316,838
Orsted A/S (d)	1,998	151,486
Pandora A/S	8,940	418,971
Rockwool International A/S, Class B	665	155,871
		13,555,124
Finland — 0.4%
Kone Oyj, Class B	130,811	6,603,747
Neste Oyj (a)	10,260	1,093,116
Nokia Oyj	49,321	280,582
Orion Oyj, Class B (a)	2,612	97,950
Sampo Oyj, Class A	602	27,302
Stora Enso Oyj	2,672	32,780
UPM-Kymmene Oyj (a)	71,905	2,099,847
Valmet Oyj	2,472	62,592
		10,297,916
France — 1.2%
Alstom SA	1,073	46,561
Amundi SA (a) (d)	526	33,188
Atos SE (a)	6,637	642,491
AXA SA	13,158	331,564
BNP Paribas SA (a)	6,896	330,508
Bouygues SA (a)	1,230	43,977
Capgemini SE	4,372	531,729
Carrefour SA	13,981	261,519
Cie de Saint-Gobain (a)	6,468	234,632
CNP Assurances	8,259	181,873
Credit Agricole SA	7,607	92,163
Dassault Aviation SA	18	26,558
Dassault Systemes SE	768	114,517

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2019

	Number of Shares	Value

Electricite de France SA (a)	340,807	$4,664,053
Engie SA (a)	49,120	732,775
EssilorLuxottica SA	1,908	208,514
Eutelsat Communications SA	2,190	38,394
Getlink SE	11,347	172,175
Hermes International (a)	227	150,018
Kering SA (a)	850	488,835
L'Oreal SA	35,207	9,475,533
Legrand SA	2,680	179,659
LVMH Moet Hennessy Louis Vuitton SE	124	45,729
Natixis SA	4,863	26,040
Peugeot SA (a)	36,041	881,061
Renault SA	1,121	74,254
Rothschild & Co.	2,260	71,977
Safran SA (a)	3,769	517,156
Sanofi SA (a)	12,443	1,100,323
Sartorius Stedim Biotech	698	88,447
Societe BIC SA	1,346	120,070
Societe Generale SA (a)	6,313	183,016
Technicolor SA (b)	13,542	15,562
Teleperformance	1,404	252,474
Total SA (a)	29,978	1,664,761
Unibail-Rodamco-Westfield - REIT	597	97,868
Vinci SA	4,446	432,774
Vivendi SA	173,251	5,022,590
Worldline SA (b) (d)	3,449	204,790
		29,780,128
Germany — 1.4%
Adidas AG (a)	529	128,517
Allianz SE (a)	7,871	1,750,661
AURELIUS Equity Opportunities SE & Co KGaA	3,573	162,956
BASF SE	812	59,635
Bayer AG	747	48,277
Carl Zeiss Meditec AG	2,909	242,929
CECONOMY AG (b)	7,002	37,235
Commerzbank AG (b)	3,462	26,795
Continental AG	299	45,009
Covestro AG (a) (d)	17,593	967,822
Deutsche Bank AG	2,555	20,807
Deutsche Boerse AG	1,334	171,039
Deutsche Lufthansa AG (a)	352,462	7,734,865
Deutsche Telekom AG	6,857	113,812
Deutsche Wohnen SE	2,457	119,192
Deutz AG	10,202	85,381
E.ON SE (a)	70,404	782,967
Fresenius Medical Care AG & Co.	2,627	211,308
Fresenius SE & Co. KGaA	2,894	161,202
Hannover Rueck SE	206	29,577
Hochtief AG	214	30,973
Leoni AG	946	18,439
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	611	144,616
RWE AG	3,422	91,693

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

Salzgitter AG	1,062	$30,690
SAP SE (a)	13,546	1,565,163
Siemens Healthineers AG (d)	2,593	108,074
Software AG	11,264	381,004
Talanx AG (b)	3,316	127,791
Vonovia SE	350,402	18,163,400
Wacker Neuson SE	6,138	146,022
Wirecard AG (a)	4,855	608,651
zooplus AG (b)	1,192	135,718
		34,452,220
Greece — 0.1%
Autohellas SA	1,450	35,142
Diana Shipping, Inc. (b)	477,355	1,346,141
Ellaktor SA (b)	4,128	7,504
Motor Oil Hellas Corinth Refineries SA	28,027	650,816
OPAP SA	6,035	62,301
Piraeus Bank SA (b)	10,551	14,438
Tsakos Energy Navigation, Ltd.	473,517	1,467,903
		3,584,245
Hong Kong — 1.2%
AIA Group, Ltd.	34,201	340,437
CECEP COSTIN New Materials Group, Ltd. (b) (c) (e)	1,736,000	66,344
China Merchants Land, Ltd.	478,688	79,875
China Mobile, Ltd.	68,000	695,352
CK Asset Holdings, Ltd.	66,500	591,226
CK Hutchison Holdings, Ltd.	9,655	101,399
CLP Holdings, Ltd.	21,500	249,472
Esprit Holdings, Ltd. (b)	370,999	79,865
Henderson Land Development Co., Ltd.	55,658	353,771
HKT Trust / HKT, Ltd.	18,000	28,938
Hong Kong & Shanghai Hotels, Ltd. (The)	242,110	348,507
Hong Kong Exchanges & Clearing, Ltd.	5,900	205,611
Hua Han Health Industry Holdings, Ltd. (b) (c)	7,412,000	500,431
Huabao International Holdings, Ltd.	123,021	62,367
Hysan Development Co., Ltd.	8,000	42,851
Jardine Matheson Holdings, Ltd.	11,181	697,943
Jardine Strategic Holdings, Ltd.	18,625	698,476
Johnson Electric Holdings, Ltd.	25,576	59,465
K Wah International Holdings, Ltd.	268,409	165,696
Kerry Properties, Ltd.	85,500	381,735
Li & Fung, Ltd.	102,000	18,319
Link - REIT	6,000	70,161
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	407,094
Man Wah Holdings, Ltd.	374,800	220,035
Midland Holdings, Ltd.	619,092	129,535
Midland IC&I, Ltd. (b)	368,613	9,447
New World Development Co., Ltd.	340,464	564,628
Pacific Basin Shipping, Ltd.	1,202,422	259,890
PAX Global Technology, Ltd.	3,644,000	1,689,572

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

Shangri-La Asia, Ltd.	2,006,000	$2,851,635
Sino Biopharmaceutical, Ltd.	15,230,000	13,888,636
Sino Land Co., Ltd.	26,000	50,272
SJM Holdings, Ltd.	26,000	29,671
SmarTone Telecommunications Holdings, Ltd.	291,216	316,642
Sun Hung Kai Properties, Ltd. (a)	27,500	471,834
Swire Pacific, Ltd., Class B	127,500	254,986
Swire Properties, Ltd.	88,000	378,596
TCL Multimedia Technology Holdings, Ltd.	210,518	115,035
Television Broadcasts, Ltd.	74,202	144,049
Value Partners Group, Ltd.	158,000	122,759
WH Group, Ltd. (d)	754,000	806,660
Wharf (Holdings), Ltd. (The)	76,000	229,428
Wheelock & Co., Ltd.	53,688	393,980
Yue Yuen Industrial Holdings, Ltd.	25,500	87,703
Yuexiu Property Co., Ltd.	1,396,000	336,351
		29,596,679
Hungary — 0.0%
OTP Bank plc	5,634	248,044

India — 0.4%
Aarti Industries, Ltd.	12,239	276,220
Alembic Pharmaceuticals, Ltd.	6,946	54,126
Bajaj Consumer Care, Ltd.	16,596	73,984
Balrampur Chini Mills, Ltd.	94,806	187,462
Bank of Baroda (b)	157,431	292,167
BSE, Ltd.	19,178	169,317
Century Enka, Ltd.	19,777	72,309
CESC, Ltd.	25,401	268,803
Dish TV India, Ltd.	55,395	31,096
Dr Lal PathLabs, Ltd. (d)	10,028	150,201
Eros International Media, Ltd. (b)	90,990	101,901
Godfrey Phillips India, Ltd.	2,460	41,506
Granules India, Ltd.	42,293	69,990
Greaves Cotton, Ltd.	62,609	125,424
Gujarat Fluorochemicals, Ltd.	5,001	79,992
HeidelbergCement India, Ltd.	57,277	149,222
ICICI Bank, Ltd.	34,508	198,845
IOL Chemicals and Pharma, Ltd. (b)	54,891	150,036
Jammu & Kashmir Bank, Ltd. (The) (b)	178,914	137,561
Jubilant Foodworks, Ltd.	49,321	1,029,625
Jubilant Life Sciences, Ltd.	38,004	363,836
KPIT Engineering, Ltd. (b) (c) (e)	38,296	32,983
KPIT Technologies, Ltd. (b)	326,613	467,015
Larsen & Toubro Infotech, Ltd. (d)	4,572	112,558
LIC Housing Finance, Ltd.	70,403	538,496
Lupin, Ltd.	2,973	31,719
Mahanagar Gas, Ltd.	10,048	152,917
Manappuram Finance, Ltd.	270,332	487,035
Mastek, Ltd.	20,403	129,928
Mphasis, Ltd.	8,799	126,989

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

Multi Commodity Exchange of India, Ltd.	14,406	$167,749
NIIT Technologies, Ltd.	49,105	939,594
Persistent Systems, Ltd.	25,197	228,981
Power Finance Corp., Ltd.	94,532	166,791
Punjab National Bank (b)	194,099	266,211
Radico Khaitan, Ltd.	88,892	506,831
REC, Ltd.	426,510	939,462
Sanofi India, Ltd.	2,012	171,487
Sonata Software, Ltd.	35,970	176,405
State Bank of India (b)	25,407	117,386
Tata Metaliks, Ltd.	5,932	55,284
TTK Prestige, Ltd.	245	30,750
Uflex, Ltd.	9,146	30,149
Venky's India, Ltd.	4,959	162,736
Vodafone Idea, Ltd. (b)	178,541	46,292
		10,109,371
Indonesia — 0.1%
Bank CIMB Niaga Tbk PT	178,187	13,203
Bukit Asam Tbk PT	1,965,144	579,487
Indo Tambangraya Megah Tbk PT	54,300	91,114
Indosat Tbk PT	102,838	18,106
Japfa Comfeed Indonesia Tbk PT	1,472,077	181,642
Malindo Feedmill Tbk PT	1,248,317	117,031
Mitra Adiperkasa Tbk PT	3,371,118	229,694
Ramayana Lestari Sentosa Tbk PT	1,859,140	232,580
Surya Semesta Internusa Tbk PT	1,407,800	54,367
Waskita Beton Precast Tbk PT	5,510,675	155,848
Wijaya Karya Beton Tbk PT	4,194,200	182,812
		1,855,884
Ireland — 0.2%
Accenture plc, Class A	3,033	533,869
Adient plc	7,190	93,182
Alkermes plc (a) (b)	7,803	284,732
Bank of Ireland Group plc	9,311	55,483
CRH plc - BATS Europe Shares	3,438	106,626
Irish Bank Resolution Corp., Ltd. (b) (c) (e)	38,180	—
Medtronic plc (a)	7,999	728,549
Paddy Power Betfair plc	3,401	262,337
Paddy Power Betfair plc - LSE Shares	33,509	2,595,601
Permanent TSB Group Holdings plc (b)	69,514	100,494
Ryanair Holdings plc - SPADR (b)	4,945	370,578
		5,131,451
Israel — 0.0%
Check Point Software Technologies, Ltd. (b)	1,147	145,084

Italy — 0.2%
A2A SpA	199,763	364,911

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

Banca IFIS SpA	14,207	$234,529
Banca Monte dei Paschi di Siena SpA (b)	881	1,235
Banco BPM SpA (b)	113,898	235,523
BPER Banca	89,348	365,971
Credito Valtellinese SpA (b)	5,522,765	444,491
Enel SpA	175,613	1,124,029
Eni SpA (a)	69,743	1,232,051
Ferrari NV	1,343	180,494
Hera SpA	15,652	56,618
Intesa Sanpaolo SpA	149,800	365,059
Italgas SpA	17,098	105,705
Mediobanca Banca di Credito Finanziario SpA	2,045	21,259
Saipem SpA (b)	13,545	71,603
Tamburi Investment Partners SpA	78,406	549,133
UniCredit SpA	11,674	149,775
Unione di Banche Italiane SpA	12,914	34,181
Unipol Gruppo SpA	11,151	55,552
		5,592,119
Japan — 6.5%
Aisin Seiki Co., Ltd.	3,400	121,953
Alfresa Holdings Corp. (a)	6,600	188,074
Alps Electric Co., Ltd. (a)	12,900	270,409
Amano Corp.	291,600	6,886,361
ANA Holdings, Inc.	5,530	202,914
Asahi Glass Co., Ltd.	900	31,623
Astellas Pharma, Inc. (a)	53,100	796,677
Azbil Corp.	144,300	3,385,054
Bandai Namco Holdings, Inc. (a)	160,000	7,509,782
BML, Inc.	127,700	3,709,629
Bridgestone Corp.	3,213	124,060
Brother Industries, Ltd.	11,900	220,787
Bunka Shutter Co., Ltd.	251,400	1,825,659
Canon Marketing Japan, Inc.	500	9,858
Citizen Watch Co., Ltd.	18,200	101,729
Coca-Cola Bottlers Japan Holdings, Inc.	2,493	63,364
Cosmos Pharmaceutical Corp.	864	149,522
CyberAgent, Inc.	5,794	236,967
Dai-ichi Life Holdings, Inc.	7,300	101,722
Daicel Corp.	2,000	21,764
Daiwa House Industry Co., Ltd.	4,000	127,256
Daiwa Securities Group, Inc.	17,018	83,096
DMG Mori Co., Ltd.	7,562	94,106
Eisai Co., Ltd. (a)	700	39,371
FANUC Corp.	900	154,037
Fuji Electric Co., Ltd.	6,100	173,947
Fujitsu, Ltd. (a)	4,800	347,604
Fukuda Denshi Co., Ltd.	4,200	285,702
Fukushima Industries Corp.	36,200	1,165,625
Glory, Ltd.	232,000	5,578,464
GungHo Online Entertainment, Inc.	31,900	116,758
Gunma Bank, Ltd. (The)	6,500	24,657
Hachijuni Bank, Ltd. (The)	38,500	160,041

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

Hakuhodo DY Holdings, Inc.	537,800	$8,658,720
Haseko Corp.	44,300	558,498
Hitachi Construction Machinery Co., Ltd.	800	21,332
Hitachi High-Technologies Corp.	3,300	135,659
Hitachi, Ltd. (a)	27,206	883,930
Hogy Medical Co., Ltd.	243,000	8,593,173
Honda Motor Co., Ltd. (a)	900	24,393
Hoshizaki Corp.	67,600	4,198,344
Inpex Corp.	3,610	34,267
Isuzu Motors, Ltd.	3,300	43,535
ITOCHU Corp.	1,100	19,962
Japan Airlines Co., Ltd. (a)	28,472	1,002,908
Japan Petroleum Exploration Co., Ltd.	2,000	43,072
Japan Post Holdings Co., Ltd.	4,200	49,175
Japan Retail Fund Investment Corp. - REIT	17	34,175
Japan Steel Works, Ltd. (The)	36,600	676,466
JFE Holdings, Inc.	8,300	141,139
JTEKT Corp.	3,000	37,066
Kajima Corp. (a)	23,500	347,423
Kamigumi Co., Ltd. (a)	69,500	1,611,879
Kao Corp.	900	71,053
Kenedix, Inc.	16,800	84,217
Kose Corp. (a)	2,500	461,048
Kurita Water Industries, Ltd.	284,500	7,275,050
Mabuchi Motor Co., Ltd.	1,000	34,916
Makita Corp.	2,000	69,782
Marubeni Corp.	71,300	495,287
Matsumotokiyoshi Holdings Co., Ltd. (a)	3,800	127,117
Mazda Motor Corp.	6,100	68,411
Medipal Holdings Corp.	5,400	128,432
MINEBEA MITSUMI, Inc. (a)	2,100	31,735
Miraca Holdings, Inc.	250,800	6,252,128
Mitsubishi Corp.	106,200	2,959,252
Mitsubishi Electric Corp. (a)	7,800	100,647
Mitsubishi Estate Co., Ltd.	13,696	248,747
Mitsubishi Gas Chemical Co., Inc. (a)	12,400	177,493
Mitsubishi Heavy Industries, Ltd.	600	24,956
Mitsubishi Motors Corp.	15,300	81,590
Mitsubishi UFJ Financial Group, Inc.	81,123	402,633
Mitsui & Co., Ltd. (a)	259,900	4,042,077
Mitsui Fudosan Co., Ltd.	313,500	7,898,772
Mixi, Inc.	9,600	222,709
Morinaga & Co., Ltd.	158,600	6,900,567
MS&AD Insurance Group Holdings, Inc.	3,637	110,862
NEC Corp.	8,600	292,344
Nexon Co., Ltd. (b)	3,516	55,253
NHK Spring Co., Ltd.	9,700	87,351
Nikon Corp.	14,200	200,736
Nippon Densetsu Kogyo Co., Ltd.	11,400	237,685
Nippon Express Co., Ltd. (a)	5,800	323,175
Nippon Telegraph & Telephone Corp. (a)	6,500	276,285
Nohmi Bosai, Ltd.	41,900	685,628
Noritz Corp.	100,600	1,571,295

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

NSK, Ltd.	3,700	$34,777
NTT DoCoMo, Inc.	6,400	141,934
Obayashi Corp. (a)	9,100	91,852
OKUMA Corp.	157,300	8,541,339
OLYMPUS Corp.	26,800	291,418
Organo Corp.	42,500	1,208,085
Pola Orbis Holdings, Inc. (a)	7,600	242,954
Rakuten, Inc.	6,525	61,968
Recruit Holdings Co., Ltd.	4,100	117,511
Renesas Electronics Corp. (b)	16,900	78,704
Resona Holdings, Inc.	41,400	179,729
Sekisui Jushi Corp.	2,400	42,402
Seven Bank, Ltd.	2,342,000	6,928,466
SG Holdings Co., Ltd.	1,800	52,545
Shimadzu Corp.	2,400	69,723
Shimamura Co., Ltd. (a)	500	42,350
Shinsei Bank, Ltd.	15,400	219,028
Shionogi & Co., Ltd. (a)	4,200	260,420
Shiseido Co., Ltd.	300	21,712
Showa Denko KK	2,800	99,077
Sinko Industries, Ltd.	91,600	1,240,781
SK Kaken Co., Ltd.	9,000	3,677,839
SoftBank Group Corp. (a)	7,400	721,247
Sojitz Corp.	150,800	532,813
Sony Corp.	14,269	600,574
Square Enix Holdings Co., Ltd. (a)	12,690	446,811
Subaru Corp.	900	20,572
Sumitomo Corp.	26,100	362,040
Sumitomo Dainippon Pharma Co., Ltd. (a)	26,100	646,941
Sumitomo Heavy Industries, Ltd. (a)	6,500	211,473
Sumitomo Mitsui Financial Group, Inc. (a)	13,600	475,909
Sumitomo Mitsui Trust Holdings, Inc.	3,255	117,139
Sumitomo Realty & Development Co., Ltd.	2,300	95,438
Sumitomo Warehouse Co., Ltd. (The)	554,200	7,003,002
Sundrug Co., Ltd.	1,100	30,387
Suzuken Co., Ltd.	1,400	81,137
Sysmex Corp.	1,500	90,994
Taiheiyo Cement Corp.	2,500	83,484
Taisei Corp. (a)	3,300	153,535
Takeuchi Manufacturing Co., Ltd.	270,200	4,780,720
Temp Holdings Co., Ltd.	4,100	66,833
THK Co., Ltd. (a)	9,900	245,922
Toei Co., Ltd.	67,900	9,044,224
Tokyo Electric Power Co., Inc. (The) (b)	5,100	32,253
Tosoh Corp. (a)	19,400	302,618
Toyo Seikan Kaisha Group Holdings, Ltd.	2,100	43,205
Toyo Tire Corp.	4,290	48,797
Toyota Boshoku Corp.	7,300	110,629
Toyota Industries Corp.	2,383	119,829
Toyota Motor Corp.	7,908	463,847
Toyota Tsusho Corp. (a)	3,600	117,481
TV Asahi Holdings Corp.	360,000	6,339,365
West Japan Railway Co.	4,800	362,310

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

Zenkoku Hosho Co., Ltd.	1,953	$68,328
		160,887,392
Kazakhstan — 0.1%
NAC Kazatomprom JSC - GDR (b) (c) (d)	91,858	1,286,012

Lebanon — 0.0%
Solidere ADR (b)	38,451	246,086

Luxembourg — 0.2%
ArcelorMittal	221,512	4,498,232
d'Amico International Shipping SA (b)	566,558	55,168
SES SA	21,177	329,662
Tenaris SA	24,060	339,212
		5,222,274
Macau — 0.0%
Wynn Macau, Ltd.	49,200	116,333

Malaysia — 0.1%
AirAsia Berhad	991,032	646,361
BerMaz Motor Sdn Berhad	325,000	179,968
Carlsberg Brewery Malaysia Berhad, Class B	49,181	321,989
CIMB Group Holdings Berhad	118,796	149,989
Dufu Technology Corp. Berhad	226,237	94,076
Genting Malaysia Berhad	273,710	214,691
Hong Leong Financial Group Berhad	13,439	63,163
Magnum Berhad	300,673	175,335
OSK Holdings Berhad	422,522	96,810
Sime Darby Berhad	262,754	143,686
Sime Darby Plantation Berhad	191,867	236,518
Sime Darby Property Berhad	165,494	45,050
Sunway Berhad	278,400	114,706
Supermax Corp. Berhad	878,529	316,834
Syarikat Takaful Malaysia Keluarga Berhad	44,417	54,292
TRC Synergy Berhad	18	3
		2,853,471
Malta — 0.0%
Kindred Group plc	49,023	490,184

Mexico — 0.1%
America Movil SAB de CV, Series L - ADR	3,932	56,149
Banco del Bajio SA (d)	70,187	139,396
Cemex SAB de CV - SPADR (b)	97,258	451,277
Consorcio ARA SAB de CV	887,020	227,122
Credito Real SAB de CV SOFOM ER	93,674	105,690
Gentera SAB de CV	53,400	41,514
Grupo Carso SAB de CV	40,438	158,312
Grupo Mexico SAB de CV, Series B	34,856	95,426

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

Megacable Holdings SAB de CV (UNIT)	10,345	$47,978
Qualitas Controladora SAB de CV	77,036	189,472
Regional SAB de CV	51,300	258,400
		1,770,736
Monaco — 0.0%
Scorpio Tankers, Inc.	13,907	275,915

Netherlands — 0.4%
Akzo Nobel NV	836	74,152
ASR Nederland NV (a)	13,470	561,265
HAL Trust	473	72,183
Heineken Holding NV	403	40,414
ING Groep NV (a)	19,710	238,912
Koninklijke (Royal) KPN NV	23,285	73,869
Koninklijke Ahold Delhaize NV (a)	49,954	1,330,081
Koninklijke Philips NV	516	21,050
Randstad NV (a)	722	35,272
Royal Dutch Shell plc, Class A	29,735	933,280
Royal Dutch Shell plc, Class A - BATS Europe Shares	25,037	786,719
Royal Dutch Shell plc, Class A - Quote MTF Shares	149,013	4,675,155
Royal Dutch Shell plc, Class B	23,395	739,504
Signify NV (a) (d)	13,186	353,048
Wolters Kluwer NV (a)	2,425	165,268
		10,100,172
Nigeria — 0.0%
Access Bank plc	1,261,143	22,358
United Bank for Africa plc	5,943,571	126,780
Zenith Bank plc	3,046,880	184,002
		333,140
Norway — 0.1%
DNB ASA	5,416	99,776
Equinor ASA (a)	46,479	1,018,616
Golden Ocean Group, Ltd.	5,217	24,928
Leroy Seafood Group ASA (a)	26,932	195,549
Norwegian Finans Holding ASA (b)	10,427	81,014
Salmar ASA (a)	14,439	692,867
Telenor ASA	6,056	121,291
		2,234,041
Pakistan — 0.0%
Bank of Punjab (The)	771,380	71,344
Engro Fertilizers, Ltd.	319,289	162,189
Engro Polymer & Chemicals, Ltd.	570,000	146,997
Fauji Fertilizer Co., Ltd.	249,178	184,994
Lotte Chemical Pakistan, Ltd.	1,364,572	137,626

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

National Bank of Pakistan (b)	250,247	$71,194
		774,344
Peru — 0.0%
Alicorp SAA	35,572	116,334

Philippines (The) — 0.1%
ABS-CBN Holdings Corp. - PDR	354,913	129,728
Alliance Global Group, Inc.	431,900	132,993
Cosco Capital, Inc.	1,233,727	179,748
DMCI Holdings, Inc.	992,595	226,888
Filinvest Land, Inc.	4,865,954	140,881
First Gen Corp.	545,384	226,483
Globe Telecom, Inc.	6,217	229,495
Jollibee Foods Corp.	19,001	114,738
Lopez Holdings Corp.	1,322,523	132,162
SM Investments Corp.	13,666	243,304
		1,756,420
Poland — 0.0%
Ciech SA	14,147	197,778
Enea SA (b)	35,402	80,705
		278,483
Portugal — 0.0%
EDP - Energias de Portugal SA	8,288	32,603
Galp Energia SGPS SA (a)	3,389	54,259
		86,862
Puerto Rico — 0.0%
Popular, Inc. (a)	16,515	860,927

Qatar — 0.0%
United Development Co. QSC	60,327	230,833

Russia — 1.1%
Aeroflot PJSC - Foreign Registered Shares	124,641	182,743
Bank St Petersburg PJSC	181,460	151,278
Beluga Group PJSC (b)	4,548	32,917
Credit Bank of Moscow PJSC (b)	812,600	73,900
Etalon Group plc - GDR (f)	1,094,333	1,958,715
Evraz plc	88,961	719,576
Federal Grid Co. Unified Energy System PJSC (c)	1,724,834,534	4,317,261
Gazprom PAO (c)	2,441,533	5,575,338
Gazprom PJSC	35,330	80,678
Gazprom PJSC - SPADR	17,108	77,264
Lenta, Ltd. - GDR (b) (f)	535,481	1,793,870

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

Lukoil PJSC - SPADR	494	$44,284
Magnitogorsk Iron & Steel Works PJSC	57,494	39,832
MD Medical Group Investments plc - GDR	12,184	57,996
MMC Norilsk Nickel PJSC	534	111,466
MMC Norilsk Nickel PJSC - ADR	6,610	139,667
Moscow Exchange MICEX-RTS PJSC (b) (c)	798,330	1,108,469
Mosenergo PJSC (c)	3,208,792	103,435
Polymetal International plc	11,976	134,887
Polyus PJSC - GDR (f)	30,357	1,248,727
Rosneft Oil Co. PJSC - GDR	36,638	230,190
ROSSETI PJSC (c)	13,436,750	198,649
RusHydro PJSC	300,738,327	2,291,325
RusHydro PJSC - ADR	3,548,452	2,537,399
Safmar Financial Investment	10,446	78,040
Sberbank of Russia PJSC (c)	873,112	2,853,412
Sberbank PAO - SPADR - OTC Shares	45,221	599,977
Sistema PJSFC	26,742	3,871
Sistema PJSFC - SPGDR - LSE Shares (f)	9,009	25,350
Sollers PJSC (b)	11,514	63,273
TMK PJSC	2,647	2,328
TMK PJSC - GDR (f)	46,670	157,975
X5 Retail Group NV - GDR	7,036	175,400
Yandex NV, Class A (b)	6,060	208,100
		27,377,592
Singapore — 0.2%
China Yuchai International, Ltd.	10,744	170,292
ComfortDelGro Corp., Ltd.	166,600	316,651
Genting Singapore, Ltd.	241,200	185,460
Golden Agri-Resources, Ltd.	22,655,100	4,700,008
Great Eastern Holdings, Ltd.	9,637	185,625
		5,558,036
South Africa — 0.3%
African Phoenix Investments, Ltd. (b)	3,640,881	138,737
Anglo American Platinum, Ltd.	2,043	104,226
ArcelorMittal South Africa, Ltd. (b)	107,514	25,041
Bidvest Group, Ltd. (The)	5,180	69,565
Discovery, Ltd.	26,550	251,563
Gold Fields, Ltd.	269,469	994,522
Harmony Gold Mining Co., Ltd. - SPADR (b)	297,090	564,471
Hosken Consolidated Investments, Ltd.	36,853	285,508
Hosken Passenger Logistics and Rail, Ltd.	14,440	3,803
Impala Platinum Holdings, Ltd. (b)	529,526	2,248,749
Investec plc	22,364	129,268
Kumba Iron Ore, Ltd.	8,632	257,816
Metair Investments, Ltd.	15,885	25,226
MiX Telematics, Ltd. - SPADR	9,733	162,249
MMI Holdings, Ltd.	77,598	89,170
Montauk Holdings, Ltd.	49,746	149,415
Multichoice Group, Ltd. (b)	692	5,789
Naspers, Ltd.	692	160,116

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

Nedbank Group, Ltd.	1,700	$29,620
Net 1 UEPS Technologies, Inc. (b)	6,746	24,218
Niveus Investments, Ltd.	27,381	4,516
Old Mutual, Ltd.	52,984	77,925
Peregrine Holdings, Ltd.	11,842	15,426
Remgro, Ltd.	12,900	165,735
Reunert, Ltd.	47,153	231,975
Sibanye Gold, Ltd. (b)	1,769,623	1,886,995
Tsogo Sun Holdings, Ltd.	49,930	66,817
		8,168,461
South Korea — 0.9%
Aju Capital Co., Ltd.	12,513	119,059
AK Holdings, Inc.	3,981	178,720
Asia Paper Manufacturing Co., Ltd.	5,754	220,973
Binggrae Co., Ltd.	1,818	107,416
Cell Biotech Co., Ltd.	7,351	206,223
Cheil Worldwide, Inc.	13,754	293,222
CJ Hellovision Co., Ltd.	32,643	266,284
CKD Bio Corp.	7,147	140,533
Daesang Holdings Co., Ltd.	7,144	55,557
Daewon Media Co., Ltd.	5,631	43,986
Daewon Pharmaceutical Co., Ltd.	11,409	165,042
Daihan Pharmaceutical Co., Ltd.	3,433	121,529
Daishin Securities Co., Ltd.	20,260	196,304
Danawa Co., Ltd.	8,022	160,630
Daou Technology, Inc.	10,846	202,320
DHP Korea Co., Ltd.	8,176	74,798
DongKook Pharmaceutical Co., Ltd.	3,605	185,571
Dongwon Development Co., Ltd.	43,732	162,796
Eyesvision Corp.	12,153	52,241
GS Home Shopping, Inc.	2,031	320,154
Hankook Tire Worldwide Co., Ltd.	26,979	369,544
Hanwha Corp.	19,055	510,882
Hanyang Eng Co., Ltd.	13,991	179,024
HS Industries Co., Ltd.	32,164	251,111
Huons Global Co., Ltd.	920	33,010
Hyundai Hy Communications & Network Co., Ltd.	14,602	54,026
Hyundai Motor Co.	17,307	1,823,127
Hyundai Telecommunication Co., Ltd.	17,160	154,389
i-SENS, Inc.	7,158	164,175
Iljin Power Co., Ltd.	31,240	176,943
Innocean Worldwide, Inc.	5,072	312,212
Interpark Holdings Corp.	69,198	145,239
INTOPS Co., Ltd.	13,988	146,634
JB Financial Group Co., Ltd.	50,175	246,358
JW Pharmaceutical Corp.	3,470	117,157
KM Corp.	1,949	17,598
Korea Real Estate Investment & Trust Co., Ltd.	89,338	204,581
Korea Zinc Co., Ltd.	158	64,763
Korean Air Lines Co., Ltd.	26,036	731,065
KT Corp.	123,078	2,970,218
KT Corp. - SPADR (b)	256,877	3,195,550

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

Kwang Dong Pharmaceutical Co., Ltd.	28,013	$171,922
Kyobo Securities Co., Ltd.	4,927	40,875
Kyungdong Pharm Co., Ltd.	7,156	66,192
LF Corp.	10,704	236,001
Lotte Non-Life Insurance Co., Ltd. (b)	48,615	117,136
MegaStudyEdu Co., Ltd.	8,935	309,580
Meritz Securities Co., Ltd.	168,758	726,158
Minwise Co., Ltd.	9,152	177,750
MonAmi Co., Ltd.	10,990	25,801
Orion Holdings Corp.	11,690	191,012
Partron Co., Ltd.	31,507	370,163
Samsung Electronics Co., Ltd. - GDR	2,240	2,199,128
Samsung SDI Co., Ltd.	75	14,205
SFA Engineering Corp.	4,717	180,133
Shinhan Financial Group Co., Ltd.	2,350	87,054
Shinsegae Information & Communication Co., Ltd.	1,487	208,105
Shinyoung Securities Co., Ltd.	506	25,632
SK Hynix, Inc.	7,824	511,244
Soulbrain Co., Ltd.	726	33,834
Taeyoung Engineering & Construction Co., Ltd.	40,175	439,528
UniTest, Inc.	28,787	395,223
Vieworks Co., Ltd.	292	8,675
YeaRimDang Publishing Co., Ltd. (b)	29,788	152,381
Youngone Holdings Co., Ltd.	1,294	72,954
Yuyu Pharma, Inc.	5,286	57,719
		21,959,369
Spain — 0.4%
ACS, Actividades de Construcciony Servicios SA	2,884	126,782
Amadeus IT Group SA (a)	85,464	6,849,447
Banco Bilbao Vizcaya Argentaria SA	60,570	346,370
Banco Santander SA	30,696	142,849
Bankia SA	16,206	42,035
CaixaBank SA	6,416	20,055
Endesa SA	33,047	843,200
Fomento de Construcciones y Contratas SA (b)	10,476	136,803
Grifols SA	4,668	130,762
Iberdrola SA (a)	82,412	723,785
Industria de Diseno Textil SA	9,328	274,325
Inmobiliaria Colonial Socimi SA - REIT	4,818	49,549
Inmobiliaria del Sur SA	2,608	32,922
Mediaset Espana Comunicacion SA	7,551	56,426
Realia Business SA (b)	160,504	173,946
Red Electrica Corp. SA (a)	5,615	119,694
Repsol SA (a)	21,122	361,485
		10,430,435
Sri Lanka — 0.0%
Aitken Spence plc	124,322	29,070
Ceylon Guardian Investment Trust plc	56,246	20,191
CT Holdings plc	92,900	92,371
Dialog Axiata plc	3,046,065	157,743

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

Hemas Holdings plc	1,243,138	$530,833
Richard Pieris & Co. plc	401,198	21,034
		851,242
Sweden — 0.1%
Assa Abloy AB, Class B	10,924	235,529
Atlas Copco AB, Class B (a)	2,705	67,013
Boliden AB (a)	3,238	91,944
Elekta AB, Class B	4,876	60,646
Essity AB, Class B	880	25,401
Fingerprint Cards AB, Class B (b)	65,710	93,573
G5 Entertainment AB	3,121	32,473
Investor AB, Class B	6,935	312,504
Kinnevik AB, Class B	1,568	40,623
Modern Times Group MTG AB, Class B	74	948
Nordic Entertainment Group AB, Class B (b)	74	1,735
Sandvik AB	2,083	33,854
Svenska Handelsbanken AB, Class A	6,197	65,418
Swedish Match AB (a)	5,324	271,127
Swedish Orphan Biovitrum AB (b)	40,138	941,962
Telefonaktiebolaget LM Ericsson, Class B (a)	46,189	423,771
Volvo AB, Class B	8,002	123,700
		2,822,221
Switzerland — 0.4%
Adecco Group AG (a)	12,299	656,866
Coca-Cola HBC AG (b)	10,647	362,876
GAM Holding AG (b)	6,417	20,054
Garmin, Ltd.	2,742	236,772
Glencore plc (b)	123,048	511,768
Helvetia Holding AG	209	127,686
IWG plc	6,863	22,296
Nestle SA (a)	11,161	1,065,171
Novartis AG (a)	15,945	1,534,606
Roche Holding AG (a)	8,940	2,464,396
Sonova Holding AG	4,164	824,193
STMicroelectronics NV	4,279	63,327
Temenos AG (b)	1,904	281,144
Zurich Insurance Group AG	1,830	606,317
		8,777,472
Taiwan — 0.7%
Acter Co., Ltd.	35,275	209,751
Advanced International Multitech Co., Ltd.	14,873	19,124
Anpec Electronics Corp.	100,883	214,004
Apex Biotechnology Corp.	141,000	155,336
Arcadyan Technology Corp.	267,000	809,215
Argosy Research, Inc.	87,931	153,484
Avita Corp.	36,000	48,815
C Sun Manufacturing, Ltd.	60,000	57,879
Chailease Holding Co., Ltd.	72,000	294,021

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

Chenbro Micom Co., Ltd.	100,791	$227,162
Chia Chang Co., Ltd.	129,000	169,255
Chicony Power Technology Co., Ltd.	65,000	120,363
Chong Hong Construction Co., Ltd.	71,800	209,808
Egis Technology, Inc.	9,000	69,207
Elan Microelectronics Corp.	276,728	797,221
Excelsior Biopharma, Inc.	27,590	48,135
Farcent Enterprise Co., Ltd.	71,226	161,085
Fuburg Industrial, Ltd.	12,650	11,314
Fulgent Sun International Holding Co., Ltd.	26,972	58,852
Gamania Digital Entertainment Co., Ltd.	141,000	355,098
Ginko International Co., Ltd.	41,000	310,738
Great Wall Enterprise Co., Ltd.	229,263	262,866
Hanpin Electron Co., Ltd.	36,875	47,977
HIM International Music, Inc.	28,958	100,976
Holtek Semiconductor, Inc.	86,567	205,279
Hon Hai Precision Industry Co., Ltd. - GDR (f)	14,378	69,421
Hotron Precision Electronic Industrial Co., Ltd.	52,199	92,076
International Games System Co., Ltd.	36,963	244,987
Jarllytec Co., Ltd.	80,000	184,650
Kung Long Batteries Industrial Co., Ltd.	41,000	222,740
Lida Holdings, Ltd.	90,020	171,183
Makalot Industrial Co., Ltd.	55,422	388,353
momo.com, Inc.	18,584	153,645
Oriental Union Chemical Corp.	339,696	287,365
Pan-International Industrial Corp.	153,907	116,935
Pou Chen Corp.	290,878	354,869
Radiant Opto-Electronics Corp.	302,000	965,104
Sinmag Equipment Corp.	30,429	118,540
Soft-World International Corp.	39,274	94,250
Syncmold Enterprise Corp.	11,890	32,144
Taiwan Paiho, Ltd.	201,000	466,637
Taiwan Secom Co., Ltd.	55,761	156,754
Taiwan Semiconductor Manufacturing Co., Ltd. - SPADR	107,562	4,405,739
Taiwan Styrene Monomer	407,000	321,509
Test Rite International Co., Ltd.	165,069	120,587
TOPBI International Holdings, Ltd.	62,650	176,592
Tripod Technology Corp.	175,000	565,546
TSC Auto ID Technology Co., Ltd.	20,404	168,164
Userjoy Technology Co., Ltd.	82,250	173,750
VHQ Media Holdings, Ltd. (b)	29,451	145,148
Walsin Technology Corp.	134,000	866,885
Wholetech System Hitech, Ltd.	39,447	40,552
Wowprime Corp.	58,000	175,199
Zeng Hsing Industrial Co., Ltd.	37,059	180,472
		16,576,761
Thailand — 0.2%
Advanced Info Service PCL	44,912	260,400
Ananda Development PCL	1,734,938	195,717
Bangkok Bank PCL - Foreign Registered Shares	52,707	358,743
Bangkok Land PCL	4,788,254	236,885
Land and Houses PCL	789,455	266,178

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

Major Cineplex Group PCL	210,829	$186,016
MBK PCL	1,056,635	692,548
Padaeng Industry PCL	88,287	33,384
Plan B Media PCL, Class F	740,913	148,253
Quality Houses PCL	5,453,100	508,624
Sansiri PCL	5,008,100	206,731
SEAFCO PCL	619,124	154,123
Somboon Advance Technology PCL	291,900	163,725
Thanachart Capital PCL	326,500	560,714
		3,972,041
Turkey — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	25,688	80,685
BIM Birlesik Magazalar AS	18,916	258,581
Emlak Konut Gayrimenkul Yatirim Ortakligi AS - REIT	2,744,877	753,919
GSD Holding AS (b)	349,109	55,747
KOC Holding AS	58,680	169,442
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	36,834	25,311
Tekfen Holding AS	203,184	821,699
Tofas Turk Otomobil Fabrikasi AS	9,681	29,722
Turkiye Garanti Bankasi AS	16,633	24,898
Turkiye Halk Bankasi AS	627,701	718,765
Vestel Beyaz Esya Sanayi ve Ticaret AS	26,137	79,260
Vestel Elektronik Sanayi ve Ticaret AS (b)	342,395	791,977
		3,810,006
Ukraine — 0.2%
Astarta Holding NV (b)	90,707	642,557
Kernel Holding SA	58,329	747,637
MHP SA - GDR - OTC Shares (f)	259,134	2,655,829
		4,046,023
United Arab Emirates — 0.0%
RAK Properties PJSC (b)	650,761	75,523

United Kingdom — 4.0%
3i Group plc	31,916	409,667
Admiral Group plc	4,712	133,454
Anglo American plc	72,408	1,944,116
Ashtead Group plc	6,830	165,003
Associated British Foods plc	3,761	119,652
AstraZeneca plc	1,086	86,737
Aviva plc	13,478	72,629
Awilco Drilling plc	14,955	56,535
Bank of Georgia Group plc	731	15,752
Barclays plc	433,019	874,915
Belmond, Ltd., Class A (b)	23,789	593,060
BP plc	1,695,405	12,376,390
British American Tobacco plc	2,871	119,780
BT Group plc	2,645,822	7,695,054

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

BTG plc (b)	4,553	$49,456
Burberry Group plc	53,901	1,376,662
Capita plc (b)	50,631	82,107
Capri Holdings, Ltd. (a) (b)	18,373	840,565
Centrica plc	187,347	278,821
Countrywide plc (b)	1,361,214	134,628
Diageo plc	116,683	4,772,560
Dialog Semiconductor plc (b)	1,834	55,949
Dixons Carphone plc	117,649	225,092
Drax Group plc	77,579	382,574
Ensco plc, Class A	29,343	115,318
Ferroglobe plc	8,619	17,669
Ferroglobe plc - ENT (c) (e)	17,904	—
Fiat Chrysler Automobiles NV (a) (b)	33,841	506,010
Foxtons Group plc	152,549	126,469
Gabriel Resources, Ltd. (b)	1,962,000	645,998
Gem Diamonds, Ltd. (b)	79,402	94,559
Georgia Capital plc (b)	731	10,379
GlaxoSmithKline plc	9,329	193,541
Greene King plc	28,375	246,051
Hansteen Holdings plc - REIT	22,821	28,926
Howden Joinery Group plc	70,143	444,380
HSBC Holdings plc - LSE Shares	16,975	138,246
Hummingbird Resources plc (b)	90,569	24,477
Inchcape plc	24,971	186,239
Indivior plc (b)	227,626	286,161
Inmarsat plc	15,732	114,074
InterContinental Hotels Group plc	103,270	6,226,198
International Consolidated Airlines Group SA	700,803	4,683,760
Intertek Group plc	54,919	3,478,316
J D Wetherspoon plc	5,853	100,055
John Wood Group plc	4,224	27,940
Land Securities Group plc - REIT	10,305	122,752
Liberty Global plc, Class A (b)	13,235	329,816
Liberty Global plc, Class C (b)	13,928	337,197
Linde plc	1,992	348,911
LivaNova plc (b)	3,625	352,531
Lloyds Banking Group plc	11,865,333	9,624,920
London Stock Exchange Group plc	2,161	133,794
Luceco plc (b) (d)	85,394	84,027
Man Group plc	221,770	392,512
Meggitt plc	13,422	88,003
Melrose Industries plc	92,000	219,851
Michelmersh Brick Holdings plc	268,202	307,407
Micro Focus International plc - ADR	5,228	134,830
Moneysupermarket.com Group plc	75,584	366,551
National Grid plc	35,774	397,803
Next plc	2,123	154,604
nVent Electric plc	9,476	255,662
Ocado Group plc (b)	42,761	763,804
Pagegroup plc	28,956	177,697
Paragon Banking Group plc	36,848	209,302
Pendragon plc	1,074,055	391,440

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of Shares	Value

Provident Financial plc (b)	6,553	$43,797
QinetiQ Group plc	34,081	133,928
Quilter plc (d)	17,660	33,888
Reckitt Benckiser Group plc	52,648	4,387,034
Rio Tinto plc	136,916	7,965,942
Rio Tinto, Ltd.	1,842	128,485
Rockhopper Exploration plc (b)	210,709	63,087
Royal Bank of Scotland Group plc	1,106,033	3,567,837
Sage Group plc (The)	767,092	7,011,789
Segro plc - REIT	13,225	116,034
Smith & Nephew plc	15,735	312,150
Spectris plc	722	23,654
Standard Chartered plc	20,969	162,099
Standard Life Aberdeen plc	65,119	223,995
Stolt-Nielsen, Ltd.	20,167	252,053
TalkTalk Telecom Group plc	35,526	51,059
Taylor Wimpey plc	20,662	47,334
Tesco plc	305,987	925,643
TP ICAP plc	2,197	8,422
Travis Perkins plc	1,460	26,154
Treatt plc	16,626	87,486
Unilever NV	2,315	134,555
Unilever plc	88,880	5,097,613
Venator Materials plc (b)	8,251	46,371
Vodafone Group plc	395,975	721,472
Willis Towers Watson plc	2,411	423,492
Wm Morrison Supermarkets plc	54,575	161,840
Yellow Cake plc (b) (d)	323,637	945,977
		98,852,528
Total Foreign Common Stocks
(Cost $825,454,150)		870,184,391
Total Common Stocks
(Cost $1,260,347,742)		1,371,649,406

	Number of Contracts	Value

Rights — 0.0%
d'Amico International Shipping SA, Expiring 04/16/19 (Luxembourg) (b)	566,558	$5,911
Pan American Silver Corp., Expiring 02/22/29 (Canada) (b) (c) (e)	367,492	97,074
Vodafone Idea, Ltd., Expiring 04/24/19 (India) (b) (c)	408,764	33,928
Total Rights (Cost $173,433)		136,913

Warrants — 0.0%
American International Group, Inc., Expiring 01/19/21 (United States) (b)	46,035	258,257
d'Amico International Shipping SA, Expiring 06/30/22 (Luxembourg) (b)	144,361	1,279
OSK Holdings Berhad, Expiring 07/22/20 (Malaysia) (b)	106,690	1,045
Tamburi Investment Partners SpA, Expiring 06/30/20 (Italy) (b)	8,648	11,350
Total Warrants (Cost $859,088)		271,931

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Principal Amount	Value

Convertible Bonds — 0.0%

Food & Beverage — 0.0%

Terravia Holdings, Inc., 5.000%, 10/01/19 (g)
(Cost $0)	$501,400	$10,028

US Treasury Bonds/Notes — 8.3%
US Treasury Inflation Indexed Note, 0.125%, 04/15/22	15,668,259	15,506,226
US Treasury Inflation Indexed Note, 0.125%, 07/15/22	15,288,116	15,205,973
US Treasury Inflation Indexed Note, 0.125%, 01/15/23	15,231,266	15,057,050
US Treasury Inflation Indexed Note, 0.625%, 04/15/23	16,235,253	16,347,523
US Treasury Inflation Indexed Note, 0.375%, 07/15/23	15,107,090	15,143,188
US Treasury Inflation Indexed Note, 0.625%, 01/15/24	15,067,421	15,210,022
US Treasury Note, 1.375%, 05/31/20	19,981,000	19,746,067
US Treasury Note, 2.250%, 03/31/21	20,088,000	20,078,584
US Treasury Note, 1.125%, 09/30/21	5,828,000	5,671,828
US Treasury Note, 1.750%, 04/30/22	11,897,000	11,722,727
US Treasury Note, 1.500%, 03/31/23	11,830,000	11,496,357
US Treasury Note, 1.375%, 09/30/23	7,842,000	7,551,295
US Treasury Note, 2.500%, 05/15/24	7,169,000	7,251,332
US Treasury Note, 2.125%, 05/15/25	8,307,000	8,220,361
US Treasury Note, 2.250%, 11/15/25	7,344,000	7,310,722
US Treasury Note, 2.000%, 11/15/26	4,649,000	4,535,862
US Treasury Note, 2.250%, 08/15/27	3,223,000	3,192,155
US Treasury Note, 2.750%, 02/15/28	3,018,000	3,104,060
US Treasury Note, 3.125%, 11/15/28	3,139,000	3,329,670
Total US Treasury Bonds/Notes
(Cost $202,608,551)		205,681,002

	Number of
	Shares	Value

Acquired Funds — 22.4%

Exchange-Traded Funds (ETFs) — 8.9%
Energy Select Sector SPDR Fund	573,000	$37,886,760
Financial Select Sector SPDR Fund	2,044,030	52,552,011
Health Care Select Sector SPDR Fund	348,028	31,931,569
SPDR S&P 500 ETF Trust	165,365	46,712,305
Technology Select Sector SPDR Fund	161,042	11,917,108
Vanguard FTSE Europe ETF	326,094	17,481,900
Vanguard S&P 500 ETF	83,965	21,792,276
		220,273,929
Private Investment Funds (h) — 13.5%
Canyon Value Realization Fund, LP (b) (c) (e) (i)		61,670,089
Eversept Global Healthcare Fund, LP (b) (c) (e) (i)		36,381,941
Farallon Capital Institutional Partners, LP (b) (c) (e) (i)		2,203,946
GSA Trend Fund, Ltd. (b) (c) (e) (i)	552,831	46,324,506
Honeycomb Partners, LP (b) (c) (e) (i)		72,751,226

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of
	Shares	Value

Lansdowne Developed Markets Fund, Ltd. (b) (c) (e) (i)	105,638	$63,463,903
Man AHL Short Term Trading Limited (b) (c) (e) (i)	19,741,598	21,143,136
OZ Domestic Partners, LP (b) (c) (e) (i)		106,629
QVT Roiv Hldgs Onshore, Ltd. (b) (c) (e) (i)	3,114	5,774,558
Tessera Offshore Fund, Ltd. (b) (c) (e) (i)	2,500	26,840,576
		336,660,510
Total Acquired Funds (Cost $466,984,620)		556,934,439

Publicly Traded Limited Partnership — 0.0%
Lazard, Ltd. (Cost $541,139)	10,385	375,314

Preferred Stocks — 0.2%
Bancolombia SA, 2.58% (Colombia)	13,774	174,550
CJ Corp. - ENT, 2.00% (South Korea) (b) (c)	808	88,644
Draegerwerk AG & Co. KGaA, 1.07% (Germany)	17,990	852,420
Hyundai Motor Co., Ltd., 5.33% (South Korea)	13,108	881,712
Itausa - Investimentos Itau SA, 3.38% (Brazil)	61,677	188,716
Porsche Automobil Holding SE, 3.06% (Germany)	3,256	204,334
Samsung SDI Co., Ltd., 2.92% (South Korea)	41,910	1,340,655
Saraiva SA Livreiros Editores, 10.95% (Brazil)	30,742	15,311
Schaeffler AG, 7.46% (Germany)	3,722	30,248
Transneft PJSC, 4.26% (Russia)	13	34,871
Total Preferred Stocks (Cost $3,281,475)		3,811,461

	Number of Contracts	Value

Purchased Option Contracts — 0.0%

Calls — 0.0%
Anadarko Petroleum Corp., Notional Amount $1,503,000, Strike price $45
Expiring 05/17/2019 (United States) Unrealized appreciation $34,378	334	$96,192
Pioneer Natural Resources Co., Notional Amount $1,209,000, Strike price $155
Expiring 06/21/2019 (United States) Unrealized appreciation $50,310	78	78,000
Range Resources Corp., Notional Amount $1,260,000, Strike price $12
Expiring 06/21/2019 (United States) Unrealized depreciation $(10,500)	1,050	73,500
Total Calls
(Cost $173,504)		247,692

Puts— 0.0%
Cabot Oil & Gas Corp., Notional Amount $1,500,000, Strike price $25
Expiring 05/17/2019 (United States) Unrealized depreciation $(2,400)	600	$36,000
Cheniere Energy, Inc., Notional Amount $1,111,500, Strike price $65
Expiring 04/18/2019 (United States) Unrealized depreciation $(24,282)	171	6,669
Chesapeake Energy Corp., Notional Amount $1,042,500, Strike price $2.5
Expiring 07/19/2019 (United States) Unrealized depreciation $(88,840)	4,170	58,380

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of
	Contracts	Value

Chesapeake Energy Corp., Notional Amount $800,000, Strike price $2
Expiring 07/19/2019 (United States) Unrealized depreciation $(44,000)	4,000	$20,000
Gulfport Energy Corp., Notional Amount $189,000, Strike price $7.5
Expiring 04/18/2019 (United States) Unrealized depreciation $(7,530)	252	3,780
QEP Resources, Inc., Notional Amount $732,900, Strike price $7
Expiring 06/21/2019 (United States) Unrealized depreciation $(10,271)	1,047	36,645
Southwestern Energy Co., Notional Amount $2,464,000, Strike price $3.5
Expiring 06/21/2019 (United States) Unrealized depreciation $(105,600)	7,040	42,240
Targa Resources Corp., Notional Amount $1,084,000, Strike price $40
Expiring 04/18/2019 (United States) Unrealized depreciation $(15,989)	271	12,195
Transcanada Corp., Notional Amount $522,000, Strike price $45
Expiring 04/18/2019 (United States) Unrealized depreciation $(4,027)	116	6,380
Transcanada Corp., Notional Amount $1,484,000, Strike price $40
Expiring 05/17/2019 (United States) Unrealized depreciation $(12,985)	371	1,855
Williams Cos., Inc. (The), Notional Amount $490,000, Strike price $25
Expiring 05/17/2019 (United States) Unrealized depreciation $(7,503)	196	1,372
Total Puts
(Cost $548,943)		225,516
Total Purchased Options Contracts
(Cost $722,447)		473,208

	Number of
	Units	Value

Disputed Claims Receipt — 0.0%
AMR Corp.
(Cost $0) (b) (c) (e) (i)	260,322	—

	Principal
	Amount	Value

Short-Term Investments — 17.1%

Repurchase Agreement — 5.0%
Fixed Income Clearing Corp. issued on 03/29/19 (proceeds at maturity $125,117,264) (collateralized by US Treasury Notes, due 11/30/20 through 10/31/22 with a total par value of $127,880,000 and a total market value of $127,618,730) 0.500%, 04/01/19
(Cost $125,112,051)	$125,112,051	$125,112,051

US Treasury Bills (j) — 12.1%
US Treasury Bill, 2.356%, 04/04/19	$2,119,800	$2,119,383
US Treasury Bill, 2.439%, 04/11/19	40,000,000	39,973,589
US Treasury Bill, 2.442%, 05/16/19	50,000,000	49,850,656
US Treasury Bill, 2.530%, 05/30/19 (k) (l)	30,000,000	29,884,335
US Treasury Bill, 2.563%, 06/06/19 (l)	50,000,000	49,783,666
US Treasury Bill, 2.499%, 07/11/19	50,000,000	49,667,682
US Treasury Bill, 2.515%, 07/18/19 (k) (l) (m)	50,000,000	49,645,813

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Principal
	Amount	Value

US Treasury Bill, 2.484%, 08/08/19 (k) (l)	30,000,000	$29,745,225

Total US Treasury Bills
(Cost $300,624,505)		300,670,349
Total Short-Term Investments
(Cost $425,736,556)		425,782,400
Total Investments — 103.3%
(Cost $2,361,255,051)		2,565,126,102
Liabilities in Excess of Other Assets — (3.3)%		(82,285,073)
Net Assets — 100.0%		$2,482,841,029

	Number of
	Shares	Value

Securities Sold Short — (5.6)%

Common Stocks — (5.6)%

US Common Stocks — (4.2)%

Airlines — (0.0)%
Delta Air Lines, Inc.	(5,081)	$(262,434)
Southwest Airlines Co.	(3,884)	(201,618)
		(464,052)
Auto Components — (0.0)%
Visteon Corp. (b)	(9,172)	(617,734)

Automobiles — (0.1)%
General Motors Co.	(4,015)	(148,957)
Tesla, Inc. (b)	(3,877)	(1,085,017)
Thor Industries, Inc.	(198)	(12,349)
		(1,246,323)
Biotechnology — (0.1)%
Agios Pharmaceuticals, Inc. (b)	(5,815)	(392,164)
Alnylam Pharmaceuticals, Inc. (b)	(3,045)	(284,555)
Bluebird Bio, Inc. (b)	(4,189)	(659,055)
Exact Sciences Corp. (b)	(1,677)	(145,262)
Gilead Sciences, Inc.	(541)	(35,170)
Ligand Pharmaceuticals, Inc. (b)	(7,202)	(905,364)
Seattle Genetics, Inc. (b)	(3,950)	(289,298)
		(2,710,868)
Building Products — (0.0)%
Owens Corning	(668)	(31,476)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of
	Shares	Value

Capital Markets — (0.0)%
Stifel Financial Corp.	(1,566)	$(82,622)
Virtu Financial, Inc., Class A	(13,621)	(323,499)
		(406,121)
Chemicals — (0.1)%
Albemarle Corp.	(12,324)	(1,010,321)
Element Solutions, Inc. (b)	(85,948)	(868,075)
International Flavors & Fragrances, Inc.	(3,072)	(395,643)
		(2,274,039)
Commercial Banks — (0.1)%
Bank OZK	(2,816)	(81,608)
Home BancShares Inc.	(6,449)	(113,309)
Pinnacle Financial Partners, Inc.	(6,074)	(332,248)
Sterling Bancorp	(81,983)	(1,527,343)
SVB Financial Group (b)	(110)	(24,459)
United Bankshares, Inc.	(23,440)	(849,466)
		(2,928,433)
Commercial Services & Supplies — (0.0)%
Brink's Co. (The)	(2,285)	(172,312)

Communications Equipment — (0.1)%
Plantronics, Inc.	(1,741)	(80,278)
ViaSat, Inc. (b)	(11,777)	(912,717)
		(992,995)
Computers & Peripherals — (0.0)%
Dell Technologies, Inc., Class C (b)	(237)	(13,906)
Seagate Technology plc	(6,826)	(326,897)
		(340,803)
Construction & Engineering — (0.0)%
Granite Construction, Inc.	(5,983)	(258,166)
Lennar Corp., Class A	(1,086)	(53,312)
MasTec, Inc. (b)	(9,272)	(445,983)
		(757,461)
Containers & Packaging — (0.0)%
Graphic Packaging Holding Co.	(37,758)	(476,884)

Diversified Consumer Services — (0.0)%
Sotheby's (b)	(857)	(32,352)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of
	Shares	Value

Electronic Equipment, Instruments & Components — (0.1)%
BWX Technologies, Inc.	(2,374)	$(117,703)
Cognex Corp.	(10,806)	(549,593)
Coherent, Inc. (b)	(510)	(72,277)
Dril-Quip, Inc. (b)	(8,843)	(405,451)
IPG Photonics Corp. (b)	(977)	(148,289)
Littelfuse, Inc.	(2,218)	(404,741)
Universal Display Corp.	(6,700)	(1,024,095)
		(2,722,149)
Energy Equipment & Services — (0.0)%
Baker Hughes a GE Co.	(12,626)	(349,993)
Diamond Offshore Drilling, Inc. (b)	(18,838)	(197,611)
Nabors Industries, Ltd.	(66,308)	(228,099)
RPC, Inc.	(6,318)	(72,088)
		(847,791)
Food Products — (0.1)%
Campbell Soup Co.	(3,272)	(124,761)
Conagra Brands, Inc.	(69,210)	(1,919,886)
Hain Celestial Group, Inc. (The) (b)	(23,220)	(536,847)
Kraft Heinz Co. (The)	(9,380)	(306,257)
McCormick & Co., Inc.	(426)	(64,168)
Sanderson Farms, Inc.	(2,130)	(280,819)
		(3,232,738)
Health Care Equipment & Supplies — (0.1)%
Insulet Corp. (b)	(10,081)	(958,602)
NuVasive, Inc. (b)	(4,851)	(275,489)
		(1,234,091)
Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc. (b)	(23,504)	(688,902)
Brookdale Senior Living, Inc. (b)	(2,612)	(17,187)
DexCom, Inc. (b)	(16,123)	(1,920,249)
		(2,626,338)
Hotels, Restaurants & Leisure — (0.0)%
Caesars Entertainment Corp. (b)	(43,887)	(381,378)
International Game Technology plc	(1,018)	(13,224)
Scientific Games Corp., Class A (b)	(10,704)	(218,575)
		(613,177)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of
	Shares	Value

Household Durables — (0.1)%
Newell Brands, Inc.	(56,185)	$(861,878)

Insurance — (0.0)%
Hanover Insurance Group, Inc. (The)	(393)	(44,869)
Hartford Financial Services Group, Inc. (The)	(7,804)	(388,015)
Travelers Cos, Inc. (The)	(406)	(55,687)
		(488,571)
Internet & Catalog Retail — (0.0)%
Liberty Expedia Holdings, Inc., Class A (b)	(457)	(19,560)
Qurate Retail, Inc. (b)	(10,603)	(169,436)
		(188,996)
Internet Software & Services — (0.0)%
eBay, Inc.	(643)	(23,881)

IT Services — (0.1)%
First Data Corp., Class A (b)	(4,329)	(113,723)
Switch, Inc., Class A	(113,016)	(1,165,195)
		(1,278,918)
Machinery — (0.1)%
Flowserve Corp.	(1,181)	(53,310)
Middleby Corp. (The) (b)	(2,660)	(345,880)
Trinity Industries, Inc.	(10,517)	(228,535)
Wabtec Corp.	(16,388)	(1,208,123)
Welbilt, Inc. (b)	(41,052)	(672,432)
		(2,508,280)
Media — (0.0)%
Comcast Corp., Class A	(644)	(25,747)
Meredith Corp.	(6,897)	(381,128)
		(406,875)
Metals & Mining — (0.1)%
Allegheny Technologies, Inc. (b)	(52,616)	(1,345,391)
Commercial Metals Co.	(5,161)	(88,150)
Compass Minerals International, Inc.	(8,734)	(474,868)
Freeport-McMoRan, Inc.	(11,853)	(152,785)
Newmont Mining Corp.	(963)	(34,446)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of
	Shares	Value

Royal Gold, Inc.	(5,487)	$(498,933)
		(2,594,573)
Multi-Utilities — (0.0)%
Ameren Corp.	(5,817)	(427,840)
Consolidated Edison, Inc.	(787)	(66,746)
DTE Energy Co.	(2,242)	(279,667)
		(774,253)
Oil, Gas & Consumable Fuels — (2.7)%
Altus Midstream Co., Class A (b)	(225,652)	(1,331,347)
Antero Midstream Corp.	(68,217)	(940,030)
Apache Corp.	(150,825)	(5,227,595)
California Resources Corp. (b)	(47,506)	(1,221,379)
Callon Petroleum Co. (b)	(102,165)	(771,346)
Centennial Resource Development, Inc., Class A (b)	(100,469)	(883,123)
Chesapeake Energy Corp. (b)	(542,154)	(1,680,677)
Chevron Corp.	(461)	(56,786)
Concho Resources, Inc.	(814)	(90,321)
Denbury Resources, Inc. (b)	(603,482)	(1,237,138)
Extraction Oil & Gas, Inc. (b)	(415,816)	(1,758,902)
Exxon Mobil Corp.	(98,446)	(7,954,437)
Gulfport Energy Corp. (b)	(116,951)	(937,947)
Hess Corp.	(32,888)	(1,980,844)
HighPoint Resources Corp. (b)	(618,029)	(1,365,844)
Kinder Morgan, Inc.	(337,084)	(6,745,051)
Laredo Petroleum, Inc. (b)	(279,376)	(863,272)
Magnolia Oil & Gas Corp. (b)	(144,931)	(1,739,172)
Marathon Oil Corp.	(187,286)	(3,129,549)
Matador Resources Co. (b)	(190,363)	(3,679,717)
Murphy Oil Corp.	(145,944)	(4,276,159)
National Fuel Gas Co.	(38,117)	(2,323,612)
Noble Energy, Inc.	(96,915)	(2,396,708)
Occidental Petroleum Corp.	(12,781)	(846,102)
ONEOK, Inc.	(13,601)	(949,894)
Pioneer Natural Resources Co.	(9,056)	(1,379,048)
QEP Resources, Inc. (b)	(224,675)	(1,750,218)
Range Resources Corp.	(10,409)	(116,997)
SM Energy Co.	(30,026)	(525,155)
Southwestern Energy Co. (b)	(917,867)	(4,304,796)
Whiting Petroleum Corp. (b)	(50,480)	(1,319,547)
Williams Cos., Inc. (The)	(57,847)	(1,661,366)
		(65,444,079)
Pharmaceuticals — (0.0)%
Catalent, Inc. (b)	(6,089)	(247,152)
Prestige Consumer Healthcare, Inc. (b)	(4,794)	(143,389)
		(390,541)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of
	Shares	Value

Road & Rail — (0.0)%
Knight-Swift Transportation Holdings, Inc.	(12,189)	$(398,336)

Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Micro Devices, Inc. (b)	(3,157)	(80,567)
Cree, Inc. (b)	(10,061)	(575,691)
Microchip Technology, Inc.	(9,522)	(789,945)
Skyworks Solutions, Inc.	(332)	(27,383)
		(1,473,586)
Software — (0.0)%
2U, Inc. (b)	(2,976)	(210,849)
FireEye, Inc. (b)	(10,928)	(183,481)
Guidewire Software, Inc. (b)	(3,223)	(313,147)
Splunk, Inc. (b)	(983)	(122,482)
		(829,959)
Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	(252)	(42,973)
CarMax, Inc. (b)	(3,871)	(270,196)
Floor & Decor Holdings, Inc., Class A (b)	(12,244)	(504,698)
Mattel, Inc. (b)	(25,207)	(327,691)
		(1,145,558)
Textiles, Apparel & Luxury Goods — (0.0)%
Hanesbrands, Inc.	(6,933)	(123,962)

Thrifts & Mortgage Finance — (0.0)%
LendingTree, Inc. (b)	(2,011)	(706,987)

Trading Companies & Distributors — (0.0)%
NOW, Inc. (b)	(15,852)	(221,294)
Total US Common Stocks
(Proceeds $100,188,297)		(104,588,664)

Foreign Common Stocks — (1.4)%

Australia — (0.1)%
Amcor, Ltd.	(10,160)	(111,147)
AMP, Ltd.	(58,760)	(88,045)
Challenger, Ltd.	(134,830)	(796,901)
Domino's Pizza Enterprises, Ltd.	(3,664)	(113,067)
Magellan Financial Group, Ltd.	(9,882)	(256,098)
Medibank Pvt, Ltd.	(20,738)	(40,724)
Orica, Ltd.	(2,729)	(34,278)
Ramsay Health Care, Ltd.	(458)	(20,945)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of
	Shares	Value

SEEK, Ltd.	(39,791)	$(497,018)
Sydney Airport	(9,181)	(48,498)
Tabcorp Holdings, Ltd.	(74,643)	(245,238)
Vocus Group, Ltd. (b)	(25,637)	(67,290)
WorleyParsons, Ltd.	(4,645)	(46,832)
		(2,366,081)
Austria — (0.0)%
ams AG (b)	(2,109)	(57,026)

Belgium — (0.0)%
Telenet Group Holding NV	(4,312)	(207,502)
Umicore SA	(9,032)	(402,877)
		(610,379)
Bermuda — (0.0)%
Assured Guaranty, Ltd.	(662)	(29,413)
Everest Re Group, Ltd.	(613)	(132,383)
Marvell Technology Group, Ltd.	(33,509)	(666,494)
		(828,290)
Canada — (0.4)%
ARC Resources, Ltd.	(113,700)	(775,952)
Cenovus Energy, Inc.	(297,034)	(2,578,362)
Encana Corp.	(246,542)	(1,784,962)
Husky Energy, Inc.	(239,655)	(2,376,195)
Peyto Exploration & Development Corp.	(240,593)	(1,258,462)
		(8,773,933)
Denmark — (0.1)%
AP Moller - Maersk A/S, Class B	(956)	(1,214,007)
Chr Hansen Holding A/S	(1,619)	(164,521)
Dfds A/S	(1,595)	(66,044)
ISS A/S	(3,516)	(107,023)
		(1,551,595)
Finland — (0.0)%
Huhtamaki Oyj	(6,651)	(247,636)
Outokumpu Oyj	(99,469)	(363,260)
		(610,896)
France — (0.1)%
Altran Technologies SA	(50,093)	(551,653)
Bollore SA	(29,888)	(135,308)
Bollore SA NV (b)	(129)	(578)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of
	Shares	Value

Elior Group SA (d)	(7,252)	$(97,117)
Iliad SA	(5,838)	(587,434)
Ingenico Group SA	(610)	(43,654)
JCDecaux SA	(3,069)	(93,571)
SEB SA	(262)	(44,109)
Technicolor SA (b)	(48,853)	(56,139)
Valeo SA	(23,028)	(670,435)
		(2,279,998)
Germany — (0.1)%
1&1 Drillisch AG	(2,587)	(91,955)
Delivery Hero SE (b) (d)	(4,443)	(160,541)
Deutsche Bank AG	(48,718)	(396,736)
Fraport AG Frankfurt Airport Services Worldwide	(1,387)	(106,194)
GEA Group AG	(1,085)	(28,420)
Osram Licht AG	(7,068)	(243,161)
thyssenkrupp AG	(31,949)	(438,907)
TUI AG	(6,573)	(63,197)
United Internet AG	(5,832)	(212,883)
Zalando SE (b) (d)	(5,141)	(200,432)
		(1,942,426)
Ireland — (0.1)%
Adient plc	(47,147)	(611,025)
Aptiv plc	(6,881)	(546,971)
James Hardie Industries plc	(92,279)	(1,190,595)
Perrigo Co. plc	(2,462)	(118,570)
Transocean, Ltd. (b)	(80,077)	(697,470)
		(3,164,631)
Italy — (0.1)%
Banco BPM SpA (b)	(44,214)	(91,427)
Brembo SpA	(19,548)	(222,473)
Buzzi Unicem SpA	(7,554)	(154,882)
Ferrari NV	(2,523)	(339,082)
Pirelli & C SpA (b) (d)	(63,302)	(408,679)
Prysmian SpA	(7,052)	(133,495)
Telecom Italia SpA (b)	(72,760)	(45,263)
Unione di Banche Italiane SpA	(76,498)	(202,474)
		(1,597,775)
Japan — (0.1)%
Asahi Intecc Co., Ltd.	(1,300)	(61,201)
Asics Corp.	(2,400)	(32,268)
Chugoku Electric Power Co., Inc. (The)	(3,800)	(47,420)
CyberAgent, Inc.	(1,100)	(44,989)
Daifuku Co., Ltd.	(900)	(47,091)
FamilyMart UNY Holdings Co., Ltd.	(2,800)	(71,387)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of
	Shares	Value

Fast Retailing Co., Ltd.	(100)	$(47,076)
Hokuriku Electric Power Co. (b)	(12,000)	(94,391)
Japan Airport Terminal Co., Ltd.	(600)	(25,451)
JGC Corp.	(8,300)	(110,826)
Kansai Paint Co., Ltd.	(9,200)	(175,711)
Keikyu Corp.	(7,500)	(127,590)
MISUMI Group, Inc.	(2,400)	(59,991)
Nippon Paint Holdings Co., Ltd.	(12,300)	(484,587)
Pan Pacific International Holdings Corp.	(900)	(59,666)
Sumitomo Metal Mining Co., Ltd.	(1,900)	(56,561)
Yaskawa Electric Corp.	(800)	(25,294)
		(1,571,500)
Luxembourg — (0.0)%
Eurofins Scientific	(766)	(317,377)
Millicom International Cellular SA SDR	(727)	(44,093)
Tenaris SA	(17,914)	(252,562)
		(614,032)
Netherlands — (0.0)%
Boskalis Westminster NV - CVA	(6,147)	(159,131)
Core Laboratories NV	(5,570)	(383,940)
OCI NV (b)	(4,025)	(110,840)
SBM Offshore NV	(8,016)	(152,398)
		(806,309)
Norway — (0.1)%
Equinor ASA - SPADR	(53,166)	(1,168,057)
Gjensidige Forsikring ASA	(1,323)	(22,859)
Schibsted ASA, Class A	(5,848)	(229,647)
Yara International ASA	(12,430)	(508,944)
		(1,929,507)
Spain — (0.0)%
Cellnex Telecom SA (b) (d)	(28,480)	(835,923)

Sweden — (0.0)%
Husqvarna AB	(18,508)	(151,245)
Modern Times Group MTG AB, Class B	(1,111)	(14,239)
Nordic Entertainment Group AB, Class B (b)	(1,111)	(26,050)
Svenska Cellulosa AB, Class B	(8,713)	(75,589)
Tele2 AB, Class B	(4,254)	(56,589)
		(323,712)
Switzerland — (0.0)%
Sunrise Communications Group AG (b) (d)	(293)	(21,583)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of
	Shares	Value

United Arab Emirates — (0.0)%
NMC Health plc	(14,132)	$(420,940)

United Kingdom — (0.2)%
ASOS plc (b)	(3,762)	(156,888)
Balfour Beatty plc	(7,776)	(26,608)
Ensco plc, Class A	(92,242)	(362,511)
GVC Holdings plc	(43,024)	(313,558)
Inmarsat plc	(7,943)	(57,595)
John Wood Group plc	(126,691)	(838,006)
Just Eat plc (b)	(4,656)	(45,596)
Melrose Industries plc	(41,700)	(99,650)
Merlin Entertainments plc (d)	(109,027)	(487,866)
Micro Focus International plc	(16,010)	(414,571)
Petrofac, Ltd.	(4,441)	(28,317)
Severn Trent plc	(14,126)	(364,055)
SSE plc	(3,006)	(46,578)
St James's Place plc	(7,716)	(103,660)
Subsea 7 SA	(13,222)	(163,728)
Thomas Cook Group plc (b)	(355,640)	(115,786)
Weir Group plc (The)	(7,297)	(148,768)
Whitbread plc	(444)	(29,429)
		(3,803,170)
Total Foreign Common Stocks
(Proceeds $35,744,620)		(34,109,706)
Total Common Stocks
(Proceeds $135,932,917)		(138,698,370)
Total Securities Sold Short —(5.6)%
(Proceeds $135,932,917)		$(138,698,370)

Financial Futures Contracts

			Initial Notional	Notional Value	Unrealized
Number of	Expiration		Value/	at March 31,	Appreciation/
Contracts	Date	Type	(Proceeds)	2019	(Depreciation)
		Long Financial Futures Contracts
		Equity-Related
412	06/21/2019	Russell 2000 e-Mini Index	$31,995,493	$31,802,280	$(193,213)
390	06/21/2019	S&P 500 e-Mini Index	54,027,285	55,337,100	1,309,815
369	06/21/2019	MSCI EAFE	33,977,107	34,435,080	457,973
					$1,574,575
		Short Financial Futures Contracts
		Equity-Related
(1,399)	06/21/2019	MSCI Emerging Markets	(73,517,920)	(73,965,130)	(447,210)
					$1,127,365

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

Forward Currency Contracts

		Contract Amount
Contract						Unrealized Appreciation/
Settlement Date	Counterparty	Receive		Deliver		(Depreciation)

04/30/2019	Barclays Bank plc	USD	6,628,108	CNH	42,516,000	$304,399
06/20/2019	Barclays Bank plc	USD	16,000,000	CNH	104,496,000	460,239
07/29/2019	Goldman Sachs International	USD	17,190,661	CNH	117,257,500	(242,562)
10/09/2019	Goldman Sachs International	USD	6,000,000	CNH	41,777,100	(207,968)
10/22/2019	Goldman Sachs International	USD	4,000,000	CNH	28,144,000	(181,544)
01/22/2020	Goldman Sachs International	USD	8,309,146	CNH	56,540,000	(82,332)
01/31/2020	Barclays Bank plc	USD	4,000,000	CNH	27,075,200	(17,851)
02/11/2020	Barclays Bank plc	USD	4,000,000	CNH	26,882,400	11,440
03/04/2020	Barclays Bank plc	USD	6,000,000	CNH	40,205,700	36,685
03/23/2020	Goldman Sachs International	USD	7,000,000	CNH	47,001,500	30,781
						$111,287

Swap contracts

					Payment		Unrealized
Expiration					Frequency	Notional	Appreciation/	Net Value of
Date	Counterparty	Pay	Receive	Currency	Paid/Received	Amount	Depreciation	Reference Entity
Long Total Return Equity Swap Contracts
02/22/2022	Morgan Stanley Capital Service LLC	1 Month FEDL plus 0.125%	Buckeye Partners	USD	Monthly	$2,343,430	$(24,910)	$2,318,520
02/22/2022	Morgan Stanley Capital Service LLC	1 Month FEDL plus 0.125%	EQM Midstream Partners LP	USD	Monthly	337,907	981	338,888
02/22/2022	Morgan Stanley Capital Service LLC	1 Month FEDL plus 0.125%	Energy Transfer LP	USD	Monthly	4,870,599	73,030	4,943,629
02/22/2022	Morgan Stanley Capital Service LLC	1 Month FEDL plus 0.125%	Enterprise Products Partners LP	USD	Monthly	3,477,166	87,067	3,564,233
02/22/2022	Morgan Stanley Capital Service LLC	1 Month FEDL plus 0.40%	Goodrich Petroleum Corp.	USD	Monthly	43,824	1,488	45,312

Short Total Return Equity Swap Contracts

02/22/2022	Morgan Stanley Capital Service LLC	1 Month FEDL less 0.515%	Antero Midstream Corp.	USD	Monthly	(2,437,746)	(121,145)	(2,558,891)
02/22/2022	Morgan Stanley Capital Service LLC	1 Month FEDL less 0.35%	DCP Midstream LP	USD	Monthly	(3,454,880)	(172,184)	(3,627,064)
02/22/2022	Morgan Stanley Capital Service LLC	1 Month FEDL less 0.35%	Magellan Midstream	USD	Monthly	(4,230,865)	(26,053)	(4,256,918)
02/22/2022	Morgan Stanley Capital Service LLC	1 Month FEDL less 0.35%	Western Midstream Partners LP	USD	Monthly	(3,841,107)	54,193	(3,786,914)
							$(127,533)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

					Payment
Expiration					Frequency	Notional	Unrealized	Net Value of
Date	Counterparty	Pay	Receive	Currency	Paid/Received	Amount	Depreciation	Reference Entity

Long Total Return Basket Swap Contracts

09/30/2022	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.35%	Alphas Managed Accounts Platform LXII Limited - KCP Long Segregated Portfolio (e)	USD	Monthly	$166,854,203	$(410,264)	$166,443,939
09/30/2022	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.35%	Alphas Managed Accounts Platform LXII Limited - KCP Short Segregated Portfolio (e)	USD	Monthly	20,320,411	(46,528)	20,273,883
09/30/2022	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.45%	Alphas Managed Accounts Platform LXVI Limited - Welton Nexus Segregated Portfolio (e)	USD	Monthly	46,198,035	(118,929)	46,079,106
							$(575,721)

Written Options — (0.0)%

	Number of
	Contracts	Value

Calls — (0.0)%
Chesapeake Energy Corp., Notional Amount ($1,251,000)
Strike price $3 Expiring 07/19/2019 (United States)
Unrealized depreciation ($27,218)	(4,170)	$(200,160)
Devon Energy Corp., Notional Amount ($1,458,600)
Strike price $33 Expiring 5/17/2019 (United States)
Unrealized depreciation ($1,724)	(442)	(49,946)
Southwestern Energy Co., Notional Amount ($658,500)
Strike price $5 Expiring 6/21/2019 (United States)
Unrealized appreciation $2,922	(1,317)	(43,461)
Total Calls
(Premiums received $267,547)		$(293,567)

Puts — (0.0)%
Anadarko Petroleum Corp., Notional Amount ($2,032,000)
Strike price $40 Expiring 6/21/2019 (United States)
Unrealized appreciation $31,552	(508)	$(32,004)
Chesapeake Energy Corp., Notional Amount ($750,000)
Strike price $1.5 Expiring 7/19/2019 (United States)
Unrealized appreciation $5,000	(5,000)	(15,000)
Range Resources Corp., Notional Amount ($1,050,000)
Strike price $10 Expiring 6/21/2019 (United States)
Unrealized appreciation $13,650	(1,050)	(49,350)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

	Number of
	Contracts	Value

Southwestern Energy Co., Notional Amount ($2,112,000)
Strike price $3 Expiring 6/21/2019 (United States)
Unrealized appreciation $14,080	(7,040)	$(35,200)
Total Puts
(Premiums received $195,836)		$(131,554)
Total Written Options
(Premiums received $463,383)		$(425,121)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

The following table represents the individual positions in the KCP Long Segregated Portfolio total return basket swap as of March 31, 2019:

		Net Unrealized
		Appreciation/	Percent of Net
Reference Entity	Units	(Depreciation) (n)	Assets (o)
Long Total Return Swap Contracts
CBOE S&P Small CAP 600 Index	10,097	$(391,394)	(0.24)%
MSKYSH11 Custom Index (p)	119,792	(7,954)	(0.00)%
MSCI International USA Momentum Price	6,912	1,106,312	0.66%
S&P 400 Citigroup Growth	28,272	725,362	0.44%
S&P 400 Citigroup Value	12,764	940,248	0.56%
S&P 500 Index	62,368	44,677,377	26.85%
S&P 600 Citigroup Value	20,940	1,190,713	0.72%
S&P Midcap 400 Index	4,678	101,979	0.06%
S&P Smallcap 600 Growth Index	31,206	(280,203)	(0.17)%
Cash and other (q)		118,381,499	71.12%
		$166,443,939

The following table represents a portion of the underlying total return swap contracts in the Welton Nexus Segregated Portfolio total return basket swap as of March 31, 2019:

		Net Unrealized
		Appreciation/	Percent of Net
Reference Entity	Units	(Depreciation) (n)	Assets (o)
Long Total Return Swap Contracts
Air France-KLM SA	68,757	$(51,177)	(0.11)%
AMG Advanced Metallurgical Group NV	24,043	(33,416)	(0.07)%
Anglo American plc	18,372	26,795	0.06%
Arkema SA	8,578	(24,234)	(0.05)%
ASR Nederland NV	18,647	(30,882)	(0.07)%
Auto Trader Group plc	112,847	24,962	0.05%
Carnival plc	9,516	(46,846)	(0.10)%
CK Asset Holdings, Ltd.	43,000	22,185	0.05%
CNP Assurances	30,708	(29,673)	(0.06)%
Corning, Inc.	24,810	(22,672)	(0.05)%
EMS-Chemie Holding AG	1,169	(52,880)	(0.11)%
Ence Energia y Celulosa SA	106,294	(26,382)	(0.06)%
Eutelsat Communications SA	28,698	(33,676)	(0.07)%
IG Group Holdings plc	40,478	(28,966)	(0.06)%
KDDI Corp.	20,700	(28,739)	(0.06)%
Kirkland Lake Gold, Ltd.	9,615	(25,779)	(0.06)%
Kumba Iron Ore, Ltd.	15,567	54,620	0.12%
Mondi plc	36,915	(24,656)	(0.05)%
Otsuka Holdings Co., Ltd.	7,900	(23,235)	(0.05)%
ProSiebenSat.1 Media SE	57,320	(69,409)	(0.15)%
Rubis SCA	11,474	(36,771)	(0.08)%
Seven & i Holdings, Co., Ltd.	11,700	(29,631)	(0.06)%
Skandinaviska Enskilda Banken AB	94,339	(93,356)	(0.20)%
Software AG	17,334	(35,073)	(0.08)%
Victrex plc	29,225	(50,102)	(0.11)%
Short Total Return Swap Contracts
ANDRITZ AG	(10,165)	32,613	0.07%
Banco de Sabadell SA	(697,607)	58,822	0.13%
Banco Santander SA	(109,055)	41,986	0.09%
Baxter International, Inc.	(9,304)	(22,367)	(0.05)%
Beiersdorf AG	(7,893)	(49,364)	(0.11)%
Capital & Counties Properties plc	(155,495)	25,012	0.05%

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

		Net Unrealized
		Appreciation/	Percent of Net
Reference Entity	Units	(Depreciation) (n)	Assets (o)
Cargotec Oyj, Class B	(11,278)	$22,932	0.05%
Daiichi Sankyo Co., Ltd.	(8,400)	(50,761)	(0.11)%
Danske Bank A/S	(42,267)	100,854	0.23%
Eagle Materials, Inc.	(3,951)	(46,098)	(0.10)%
Electricite de France SA	(59,966)	34,055	0.07%
Fidelity National Informatn Services, Inc.	(7,255)	(23,095)	(0.05)%
First Financial Bankshares, Inc.	(12,756)	(36,508)	(0.08)%
FLSmidth & Co., A/S	(15,980)	69,120	0.15%
Gunma Bank, Ltd. (The)	(91,500)	39,409	0.09%
Hanwha Chemical Corp.	(10,549)	24,478	0.05%
Hochschild Mining plc	(148,672)	(30,425)	(0.07)%
Matsui Securities Co., Ltd.	(39,000)	52,783	0.11%
RSA Insurance Group plc	(122,702)	24,738	0.05%
SAP SE	(7,093)	(23,081)	(0.05)%
Stericycle, Inc.	(14,197)	(49,334)	(0.11)%
Swedbank AB	(5,696)	29,442	0.06%
Synopsys, Inc.	(6,853)	(38,074)	(0.08)%
Telefonaktiebolaget LM Ericsson	(86,978)	33,803	0.07%
William Demant Holding A/S	(15,480)	22,937	0.05%
Cash and other (r)		46,504,222	100.92%
		$46,079,106

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BATS	Better Alternative Trading System
CNH	Yuan Renminbi Offshore
CVA	Certification Van Aandelen
EAFE	Europe, Australasia, and Far East
ENT	Entitlement Shares
ETF	Exchange-Traded Fund
FEDL	US Federal Funds Effective Rate
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar

*	Approximately 17% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, futures, swaps, and securities sold short. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Security or a portion thereof is pledged as collateral for securities sold short.
(b)	Non income-producing security.
(c)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $353,019,574, which represents 14.2% of the fund's net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with procedures approved by the board of trustees. At March 31, 2019 the aggregate value of these securities was $8,025,071, which represents 0.3% of net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(g)	Security in default.
(h)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2019. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.
(i)	Restricted Securities. The following restricted securities were held by the fund as of March 31, 2019, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of GSA Trend Fund, Ltd. and Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 - 04/03/06	$19,257,955	$61,670,089
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	35,000,000	36,381,941
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	1,645,013	2,203,946
GSA Trend Fund, Ltd.	Trend Following	09/01/16 - 12/01/16	55,000,000	46,324,506

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2019

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Honeycomb Partners, LP	Long-Short Global	07/01/16 - 07/01/17	$51,000,000	$72,751,226
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	04/01/13	45,767,861	63,463,903
Man AHL Short Term Trading Limited	Currency Trading	08/01/16	20,000,000	21,143,136
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	42,132	106,629
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/16	3,114,245	5,774,558
Tessera Offshore Fund, Ltd.	Long-Short US Small-Cap	01/01/17	25,000,000	26,840,576
				336,660,510
AMR Corp.		12/09/13	—	—
Total (13.5% of Net Assets)				$336,660,510

(j)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(k)	Security or a portion thereof is held as initial margin for financial futures contracts.
(l)	Security or a portion thereof is pledged as collateral for swap contracts.
(m)	Security or a portion thereof is pledged as collateral for forward currency contracts.
(n)	The net unrealized appreciation/depreciation amount represents appreciation/depreciation of the individual total return swaps underlying the MAF investment.
(o)	The percent of net assets represents the net unrealized appreciation/depreciation of the individual underlying total return swaps as a percent of the net value of reference entity of the swap.
(p)	MSKYSH11 references custom index created by Morgan Stanley Capital Services LLC. The index is comprised of 50 small to Mid-cap equities across multiple sectors.
(q)	This balance is predominantly comprised of cash and other immaterial income and expense accruals.
(r)	This balance is predominantly comprised of cash, the remaining investment positions, and immaterial income and expense accruals.

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2019

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2019, TIP consisted of two mutual funds, TIFF Multi-Asset Fund ("MAF" or the "fund") and TIFF Short-Term Fund, each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to MAF.

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the "board").

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC options and futures contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

MAF invests in both total return equity and total return basket swaps with Morgan Stanley Capital Services LLC as the counterparty. The total return equity swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the administrator and are typically categorized as Level 3 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$632,584,395	$738,888,842	$176,169	$1,371,649,406
Rights	—	39,839	97,074	136,913
Warrants	271,931	—	—	271,931
Convertible Bonds	—	10,028	—	10,028
US Treasury Bonds/Notes	—	205,681,002	—	205,681,002
Exchange-Traded Funds	220,273,929	—	—	220,273,929
Private Investment Funds	—	—	336,660,510	336,660,510
Publicly Traded Limited Partnerships	375,314	—	—	375,314
Preferred Stocks*	—	3,811,461	—	3,811,461
Disputed Claims Receipt+	—	—	—	—
Short-Term Investments	—	425,782,400	—	425,782,400
Purchased Options	473,208	—	—	473,208
Total Investments in Securities	853,978,777	1,374,213,572	336,933,753	2,565,126,102
Financial Futures Contracts - Equity Risk	1,767,788	—	—	1,767,788
Forward Currency Contracts - Foreign Currency Risk	—	843,544	—	843,544
Total Return Equity Swap Contract - Equity Risk	—	216,759	—	216,759
Total Other Financial Instruments	1,767,788	1,060,303	—	2,828,091
Total Assets	$855,746,565	$1,375,273,875	$336,933,753	$2,567,954,193
Liabilities
Common Stocks Sold Short*	$(118,079,431)	$(20,618,939)	$—	$(138,698,370)
Financial Futures Contracts - Equity Risk	(640,423)	—	—	(640,423)
Forward Currency Contracts - Foreign Currency Risk	—	(732,257)	—	(732,257)
Total Return Equity Swap Contracts - Equity Risk	—	(344,292)	—	(344,292)
Total Return Basket Swap Contracts - Equity Risk	—	—	(575,721)	(575,721)
Written Options - Equity Risk	(425,121)	—	—	(425,121)
Total Other Financial Instruments	(1,065,544)	(1,076,549)	(575,721)	(2,717,814)
Total Liabilities	$(119,144,975)	$(21,695,488)	$(575,721)	$(141,416,184)

*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

During the period ended March 31, 2019, there were no transfers to or from Level 3 investments.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Balance as of March 31, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 03/31/19 for the period ended 03/31/19
Common Stocks*	$143,541	$-	$(8,232)	$40,860	$-	$176,169	$(8,232)
Rights	-	-	19,290	77,784	-	97,074	19,290
Private Investment Funds	362,048,738	(2,831,968)	9,680,314	35,000,000	(67,236,574)	336,660,510	11,098,169
Disputed Claims Receipt	351,435	-	(351,435)	-	-	-	(351,435)
Total Return Basket Swaps	(520,436)	17,727,417	(55,285)	1,342,484,689	(1,360,212,106)	(575,721)	(55,285)
Total	$362,023,278	$14,895,449	$9,284,652	$1,377,603,333	$(1,427,448,680)	$336,358,032	$10,702,507

* There are Common Stocks categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Rights and Disputed Claims Receipt. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Total Return Basket Swaps. These swap contracts held expose MAF to the returns, either positive or negative, of special purpose vehicles ("SPVs") that hold actively managed portfolios of marketable investments. The SPVs were created by Morgan Stanley Capital Services LLC, the swap counterparty, and are valued daily by the administrators of the SPVs based on the value of the assets held by the SPVs. Although independently received on a daily basis, the fund does not have the transparency to view the underlying inputs which support the value. Significant changes in the value would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. The fund is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of March 31, 2019	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$143,186	Last market price	Discount(%)	50% - 100%	63.42%
	32,983	Last market price of parent company	Spin-off adjustment factor	62.31%	62.31%
Rights	97,074	Last market price of parent company	Exchange Ratio	4.97%	4.97%
			Probability of contingent event	40.22%	40.22%
Private Investment Funds	336,660,510	Adjusted net asset value	Manager estimated returns	(1.70)% - 4.10%	0.40%
			Market returns**	(0.40)% - 8.51%	0.40%
Disputed Claims Receipt	—	Corporate Action Model	Future Claim Awards	0.00%	0.00%

* Weighted by market value of investments as a percentage of the total market value of level three investments within each valuation methodology.

** Weighted by estimated exposure to chosen indices, exchange-traded funds, or other marketable securities.

The following are descriptions of the sensitivity of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Rights, and Disputed Claims Receipt. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended March 31, 2019. The discount for lack of marketability and estimate of future claims used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount or estimate of future claims would result in a lower or higher fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended March 31, 2019. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher(lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period

Multi-Strategy (a)	69,755,222	daily (88%)	2 days
Long-Short Global Healthcare (b)	36,381,941	quarterly	45 days
Trend Following (c)	46,324,506	daily	2 days
Long-Short Global (d)	136,215,129	monthly (47%), quarterly (53%),	60-90 days
Currency Trading (e)	21,143,136	daily	30 days
Long-Short US Small-Cap (f)	26,840,576	quarterly	45 days
Total	$336,660,510

(a)	This strategy primarily comprises capital allocated to various strategies based on risk and return profiles. This strategy includes $8,085,133 of redemption residuals.
(b)	This strategy primarily comprises long and short positions in global healthcare securities.
(c)	This strategy primarily comprises long and short investments in commodity, equity index, currency, and fixed income futures, based on trailing price movements.
(d)	This strategy primarily comprises long and short positions in global common stocks.
(e)	This strategy primarily comprises long and short positions in currency pairs.
(f)	This strategy primarily comprises long and short positions in in US small-cap common stocks.

4. Derivative and Other Financial Instruments

During the period ended March 31, 2019, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, and total return equity and basket swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TAS or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets but also on market conditions, which are out of control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade.

The fund maintained several long and short total return equity swap contracts to indirectly gain exposure to both long and short total returns of individual equities.

The fund also maintained three total return basket swap contracts in order to indirectly gain exposure to the investment strategies of selected investment advisors. With Morgan Stanley Capital Services LLC as the counterparty, MAF entered into a total return basket swap with respect to each investment strategy to which it sought exposure. Under each swap, MAF receives the return (or pays, if the return is negative) of a special purpose vehicle that invests in accordance with the applicable strategy and pays one-month Libor + an additional interest rate. The three strategies held at period end are described below.

KCP Long Segregated Portfolio:

The typical portfolio construction is a US focused long portfolio. The long portfolio is passive equity exposure (primarily S&P 500, S&P 600 Citigroup value, S&P 400 Citigroup Growth, and S&P Smallcap 600 Growth).

KCP Short Segregated Portfolio:

The typical portfolio construction is a US focused short portfolio with specific positions selected by the manager.

Welton Nexus Segregated Portfolio:

The typical portfolio construction is a market neutral statistical arbitrage strategy in which computers attempt to identify and take advantage of small mispricings between stocks across North America and Europe.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of March 31, 2019. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund's derivative holdings as of March 31, 2019, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %**	Equity Risk	Quarterly Average %**	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$—	—%	$473,208	0.12%	$473,208
Total Return Equity Swap Contracts	Unrealized appreciation on total return equity swap contracts	—	—%	216,759	0.01%	216,759
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	843,544	0.06%	—	—%	843,544
Financial Futures Contracts	Due from broker for futures variation margin*	—	—%	1,767,788	0.04%	1,767,788
Total Value – Assets		$843,544		$2,457,755		$3,301,299

Liability Derivatives
Written Options	Investments in securities, at value	—	—%	(425,121)	0.01%	(425,121)
Total Return Equity Swap Contracts	Unrealized depreciation on total return equity swap contracts	—	—%	(344,292)	0.01%	(344,292)
Total Return Basket Swap Contracts	Unrealized depreciation on total return basket swaps	—	—%	(575,721)	0.02%	(575,721)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(732,257)	0.02%	—	—%	(732,257)
Financial Futures Contracts	Due to broker for futures variation margin*	—	—%	(640,423)	0.09%	(640,423)
Total Value - Liabilities		$(732,257)		$(1,985,557)		$(2,717,814)

* Includes appreciation (depreciation) on the date the contracts are opened through March 31, 2019. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

** The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2018 to and including March 31, 2019, the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these two percentages.

5. Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2019 has been estimated since the final tax characteristic cannot be determined until subsequent to fiscal year end. The cost of securities, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on securities, other than proceeds from securities sold short, at March 31, 2019, are as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
Investments in securities	$294,079,260	$(89,958,971)	$204,120,289	$2,360,532,604
Securities sold short	6,019,057	(8,784,510)	(2,765,453)	(135,932,917)

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Derivatives
Purchased option contracts	—	—	—	473,208
Financial futures contracts	—	—	—	1,127,365
Forward currency contracts	—	—	—	111,287
Swap contracts	—	—	—	(703,254)
Written option contracts	—	—	—	(425,121)

The difference between the tax cost of securities and the cost of securities for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, total return swaps, partnerships, and tax adjustments related to holding offsetting positions such as straddles.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax -basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2019.

6. Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of March 31, 2019:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$125,112,051	$—	$(125,112,051)	$—
Total	$125,112,051	$—	$(125,112,051)	$—

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2019

	Principal
	Amount	Value

Investments — 99.6% of net assets

Short-Term Investments — 99.6%

US Treasury Bills (a) — 75.2%
US Treasury Bill, 2.442%, due on 04/11/19	$1,000,000	$999,339
US Treasury Bill, 2.429%, due on 04/23/19	1,000,000	998,538
US Treasury Bill, 2.547%, due on 07/05/19	10,000,000	9,937,502
US Treasury Bill, 2.643%, due on 09/12/19	13,000,000	12,859,791
US Treasury Bill, 2.609%, due on 01/02/20	3,000,000	2,946,468
US Treasury Bill, 2.565%, due on 01/30/20	8,000,000	7,842,764
US Treasury Bill, 2.552%, due on 02/27/20	20,000,000	19,571,167

Total US Treasury Bills
(Cost $55,106,058)		55,155,569

US Treasury Bonds/Notes — 24.4%
U.S. Treasury Note, 1.000%, 10/15/19	6,000,000	5,952,891
U.S. Treasury Note, 1.000%, 11/15/19	6,000,000	5,945,859
U.S. Treasury Note, 1.000%, 11/30/19	6,000,000	5,943,750

Total US Treasury Bonds/Notes
(Cost $17,816,395)		17,842,500

Total Short-Term Investments
(Cost $72,922,453)		72,998,069

Total Investments — 99.6%
(Cost $72,922,453)		72,998,069

Other Assets in Excess of Liabilities — 0.4%		326,201

Net Assets — 100.0%		$73,324,270

(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

TIFF SHORT-TERM FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2019

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2019, TIP consisted of two mutual funds, TIFF Multi-Asset Fund and TIFF Short-Term Fund ("STF" or the "fund"), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to STF.

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonable expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

Short-term debt securities having a remaining maturity of less than 60 days are valued at amortized cost using straight-line amortization, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities are typically categorized as Level 2 in the fair value hierarchy.

During the period ended March 31, 2019, all of the fund’s investments were valued using Level 2 inputs; therefore, there were no transfers to or from Level 3 investments.

3. Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2019 has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at March 31, 2019, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost
$75,617	$-	$75,617	$72,922,453

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2019.

4. Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

For the quarter ended March 31, 2019, the fund did not have any repurchase agreements.

5. Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

From time to time, a fund may have members that hold significant portions of the fund’s outstanding shares. Investment activities of such members could have a material impact on the fund. As of March 31, 2019, TAS, the advisor to the fund, owned 41% of STF.

6. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.